PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks 59.4%
Aerospace & Defense 1.1%
AAR Corp.*	2,600	$150,176
Dassault Aviation SA (France)	1,497	299,926
Howmet Aerospace, Inc.	49,500	2,453,220
Lockheed Martin Corp.	4,577	2,107,159
Moog, Inc. (Class A Stock)	1,600	173,488
Northrop Grumman Corp.	4,300	1,959,940
Parsons Corp.*	4,350	209,409
Raytheon Technologies Corp.	30,000	2,938,800
V2X, Inc.*	730	36,179
		10,328,297
Air Freight & Logistics 0.2%
FedEx Corp.	8,150	2,020,385
Hub Group, Inc. (Class A Stock)*	550	44,176
Radiant Logistics, Inc.*	3,189	21,430
		2,085,991
Automobile Components 0.4%
Adient PLC*	2,350	90,052
BorgWarner, Inc.	48,925	2,392,922
Dana, Inc.	3,500	59,500
FCC Co. Ltd. (Japan)	4,100	53,393
Goodyear Tire & Rubber Co. (The)*	12,800	175,104
Hyundai Mobis Co. Ltd. (South Korea)	3,930	695,795
Modine Manufacturing Co.*	6,850	226,187
Toyota Boshoku Corp. (Japan)	4,100	73,385
Visteon Corp.*	1,850	265,678
		4,032,016
Automobiles 1.8%
Bayerische Motoren Werke AG (Germany)	7,212	887,127
BYD Co. Ltd. (China) (Class H Stock)	27,500	881,778
Ford Motor Co.	143,100	2,165,103
General Motors Co.	76,600	2,953,696
Hyundai Motor Co. (South Korea)	1,812	285,017
Kia Corp. (South Korea)	12,551	845,448
Mahindra & Mahindra Ltd. (India)	4,038	71,745
Mazda Motor Corp. (Japan)	5,600	54,119
Mercedes-Benz Group AG (Germany)	7,248	583,401
Stellantis NV	9,710	170,710

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles (cont’d.)
Tata Motors Ltd. (India)*	38,375	$279,690
Tesla, Inc.*	26,950	7,054,702
Toyota Motor Corp. (Japan)	8,270	132,916
		16,365,452
Banks 2.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA	2,858	44,423
Agricultural Bank of China Ltd. (China) (Class H Stock)	130,000	51,198
Amalgamated Financial Corp.	6,250	100,562
Ameris Bancorp	2,300	78,683
Associated Banc-Corp.	8,500	137,955
Axos Financial, Inc.*	500	19,720
Banc of California, Inc.	2,950	34,161
Banco del Bajio SA (Mexico), 144A	66,600	203,454
Banco do Brasil SA (Brazil)	74,800	773,276
Bancorp, Inc. (The)*	2,050	66,932
Bank Mandiri Persero Tbk PT (Indonesia)	362,000	125,979
Bank of America Corp.	40,225	1,154,055
Bank of Beijing Co. Ltd. (China) (Class A Stock)	64,000	40,795
Bank of China Ltd. (China) (Class H Stock)	409,000	164,210
Bank of Communications Co. Ltd. (China) (Class H Stock)	617,000	409,374
Bank of Georgia Group PLC (Georgia)	10,814	402,141
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)*	152,200	154,160
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,298	35,513
BankUnited, Inc.	5,600	120,680
Barclays PLC (United Kingdom)	276,618	540,399
Byline Bancorp, Inc.	1,400	25,326
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	120,000	56,419
China Construction Bank Corp. (China) (Class H Stock)*	1,266,000	819,638
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	220,700	109,096
Citigroup, Inc.	70,000	3,222,800
Civista Bancshares, Inc.	2,650	46,110
CNB Financial Corp.	5,326	94,004
Coastal Financial Corp.*	500	18,825
Credit Agricole SA (France)	5,278	62,670
Customers Bancorp, Inc.*	3,760	113,778
Dime Community Bancshares, Inc.	2,400	42,312
DNB Bank ASA (Norway)	4,098	76,636
Emirates NBD Bank PJSC (United Arab Emirates)	144,022	586,275
Eurobank Ergasias Services & Holdings SA (Greece)*	279,470	460,451
Financial Institutions, Inc.	3,302	51,973
First BanCorp. (Puerto Rico)	5,200	63,544
First Foundation, Inc.	23,450	93,096

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
First Merchants Corp.	1,000	$28,230
Flushing Financial Corp.	5,900	72,511
Hana Financial Group, Inc. (South Korea)	21,901	653,800
Hanmi Financial Corp.	1,200	17,916
Heartland Financial USA, Inc.	4,030	112,316
Hope Bancorp, Inc.	13,420	112,996
Horizon Bancorp, Inc.	8,350	86,923
HSBC Holdings PLC (United Kingdom)	87,147	690,016
Independent Bank Group, Inc.	2,100	72,513
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	255,000	136,275
Industrial Bank Co. Ltd. (China) (Class A Stock)	68,600	148,006
Industrial Bank of Korea (South Korea)	35,000	275,326
ING Groep NV (Netherlands)	38,076	513,325
Intesa Sanpaolo SpA (Italy)	70,520	184,886
JB Financial Group Co. Ltd. (South Korea)	7,800	50,202
JPMorgan Chase & Co.	17,874	2,599,595
Karnataka Bank Ltd. (The) (India)	29,350	67,958
KB Financial Group, Inc. (South Korea)	15,764	572,150
KBC Group NV (Belgium)	1,085	75,734
Midland States Bancorp, Inc.	1,500	29,865
MidWestOne Financial Group, Inc.	4,533	96,870
Mitsubishi UFJ Financial Group, Inc. (Japan)	70,700	521,135
MVB Financial Corp.	1,200	25,296
National Bank of Greece SA (Greece)*	17,575	114,245
NatWest Group PLC (United Kingdom)	17,304	52,890
Nordea Bank Abp (Finland)	57,040	621,318
OFG Bancorp (Puerto Rico)	4,087	106,589
Old National Bancorp	4,050	56,457
Orrstown Financial Services, Inc.	987	18,901
Pacific Premier Bancorp, Inc.	1,100	22,748
Pathward Financial, Inc.	2,200	101,992
Primis Financial Corp.	7,330	61,719
QCR Holdings, Inc.	1,323	54,283
RBB Bancorp	2,200	26,268
Renasant Corp.	1,350	35,275
Sandy Spring Bancorp, Inc.	1,900	43,092
Sberbank of Russia PJSC (Russia)^	202,510	—
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	171,100	170,608
Simmons First National Corp. (Class A Stock)	5,100	87,975
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	27,014	298,782
Swedbank AB (Sweden) (Class A Stock)	31,196	526,468
Truist Financial Corp.	43,700	1,326,295

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	698,776	$376,364
UniCredit SpA (Italy)	25,113	583,967
Univest Financial Corp.	3,950	71,416
Valley National Bancorp	15,960	123,690
Veritex Holdings, Inc.	5,300	95,029
Washington Federal, Inc.	3,900	103,428
Wells Fargo & Co.	72,120	3,078,082
Woori Financial Group, Inc. (South Korea)	4,663	41,887
		25,944,235
Beverages 1.1%
Ambev SA (Brazil)	21,600	69,561
Celsius Holdings, Inc.*	200	29,838
Coca-Cola Co. (The)	81,825	4,927,501
Coca-Cola Consolidated, Inc.	390	248,048
National Beverage Corp.*	460	22,241
PepsiCo, Inc.	26,650	4,936,113
Primo Water Corp.	9,350	117,249
		10,350,551
Biotechnology 0.9%
3SBio, Inc. (China), 144A*	44,000	44,276
AbbVie, Inc.	25,730	3,466,603
ACADIA Pharmaceuticals, Inc.*	9,200	220,340
Agios Pharmaceuticals, Inc.*	1,500	42,480
Alkermes PLC*	5,300	165,890
Amgen, Inc.	4,600	1,021,292
Amicus Therapeutics, Inc.*	21,250	266,900
Aurinia Pharmaceuticals, Inc. (Canada)*	5,300	51,304
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (China) (Class A Stock)	13,620	125,313
Blueprint Medicines Corp.*	3,700	233,840
CareDx, Inc.*	4,300	36,550
Catalyst Pharmaceuticals, Inc.*	14,470	194,477
Daan Gene Co. Ltd. (China) (Class A Stock)	18,400	25,269
Denali Therapeutics, Inc.*	4,900	144,599
Dynavax Technologies Corp.*	4,750	61,370
Eagle Pharmaceuticals, Inc.*	980	19,051
Enanta Pharmaceuticals, Inc.*	1,050	22,470
EQRx, Inc.*	9,600	17,856
Gilead Sciences, Inc.	14,589	1,124,374
ImmunoGen, Inc.*	2,450	46,232
Immunovant, Inc.*	4,150	78,726

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
iTeos Therapeutics, Inc.*	8,450	$111,878
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	5,300	74,624
Kodiak Sciences, Inc.*	3,950	27,255
MiMedx Group, Inc.*	15,800	104,438
Prothena Corp. PLC (Ireland)*	300	20,484
Syndax Pharmaceuticals, Inc.*	1,450	30,349
Vanda Pharmaceuticals, Inc.*	23,277	153,395
Vaxcyte, Inc.*	3,050	152,317
Veracyte, Inc.*	9,650	245,785
Vericel Corp.*	1,400	52,598
Vir Biotechnology, Inc.*	6,350	155,765
Y-mAbs Therapeutics, Inc.*	3,500	23,765
Zymeworks, Inc.*	2,200	19,008
		8,580,873
Broadline Retail 1.5%
Alibaba Group Holding Ltd. (China)*	14,900	155,107
Amazon.com, Inc.*	93,690	12,213,428
Dollarama, Inc. (Canada)	9,300	629,852
PDD Holdings, Inc. (China), ADR*	10,700	739,798
Vipshop Holdings Ltd. (China), ADR*	3,100	51,150
		13,789,335
Building Products 0.1%
AAON, Inc.	2,650	251,247
American Woodmark Corp.*	300	22,911
Cie de Saint-Gobain (France)	2,223	135,350
Masonite International Corp.*	1,600	163,904
Nibe Industrier AB (Sweden) (Class B Stock)	11,388	108,281
Resideo Technologies, Inc.*	11,200	197,792
UFP Industries, Inc.	2,327	225,835
		1,105,320
Capital Markets 1.4%
3i Group PLC (United Kingdom)	23,087	572,256
Bank of New York Mellon Corp. (The)	56,750	2,526,510
BGC Partners, Inc. (Class A Stock)	49,900	221,057
Deutsche Bank AG (Germany)	53,708	564,620
Goldman Sachs Group, Inc. (The)	3,285	1,059,544
Invesco Ltd.	45,000	756,450
Investec PLC (United Kingdom)	8,850	49,588
Moody’s Corp.	5,900	2,051,548

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Open Lending Corp.*	4,000	$42,040
Piper Sandler Cos.	1,000	129,260
S&P Global, Inc.	4,300	1,723,827
Samsung Securities Co. Ltd. (South Korea)	1,925	52,835
Singapore Exchange Ltd. (Singapore)	78,600	559,727
State Street Corp.	8,500	622,030
StoneX Group, Inc.*	250	20,770
Victory Capital Holdings, Inc. (Class A Stock)	5,250	165,585
Virtu Financial, Inc. (Class A Stock)	112,325	1,919,634
Virtus Investment Partners, Inc.	430	84,912
WisdomTree, Inc.	6,900	47,334
		13,169,527
Chemicals 0.6%
AdvanSix, Inc.	4,050	141,669
Ecolab, Inc.	1,000	186,690
Ecovyst, Inc.*	13,100	150,126
Elkem ASA (Norway), 144A*	43,177	99,939
Koppers Holdings, Inc.	3,000	102,300
Livent Corp.*	5,950	163,208
Lotte Chemical Titan Holding Bhd (Malaysia), 144A	295,000	74,018
LyondellBasell Industries NV (Class A Stock)	12,400	1,138,692
OCI Holdings Co. Ltd. (South Korea)	650	56,182
PPG Industries, Inc.	16,500	2,446,950
Rayonier Advanced Materials, Inc.*	10,600	45,368
SABIC Agri-Nutrients Co. (Saudi Arabia)	1,262	43,834
Sasol Ltd. (South Africa)	3,000	37,168
Sherwin-Williams Co. (The)	1,200	318,624
Shin-Etsu Chemical Co. Ltd. (Japan)	8,500	284,053
Solvay SA (Belgium)	2,240	250,477
Tata Chemicals Ltd. (India)	3,759	45,973
Tianqi Lithium Corp. (China) (Class A Stock)	6,000	57,932
Valhi, Inc.	2,050	26,343
Zangge Mining Co. Ltd. (China) (Class A Stock)	13,200	41,064
		5,710,610
Commercial Services & Supplies 0.1%
ACCO Brands Corp.	2,400	12,504
ACV Auctions, Inc. (Class A Stock)*	11,900	205,513
Brambles Ltd. (Australia)	6,156	59,193
BrightView Holdings, Inc.*	6,750	48,465
Brink’s Co. (The)	300	20,349
CoreCivic, Inc.*	3,500	32,935

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
Dai Nippon Printing Co. Ltd. (Japan)	10,600	$301,100
Deluxe Corp.	1,650	28,842
Enviri Corp.*	10,800	106,596
Interface, Inc.	5,650	49,664
SP Plus Corp.*	1,850	72,353
		937,514
Communications Equipment 0.6%
Accton Technology Corp. (Taiwan)	4,000	44,993
Cisco Systems, Inc.	99,587	5,152,631
Extreme Networks, Inc.*	10,500	273,525
NetScout Systems, Inc.*	4,159	128,721
		5,599,870
Construction & Engineering 0.2%
API Group Corp.*	1,300	35,438
Comfort Systems USA, Inc.	150	24,630
Eiffage SA (France)	360	37,587
Fluor Corp.*	4,200	124,320
INFRONEER Holdings, Inc. (Japan)	22,800	215,016
Primoris Services Corp.	3,300	100,551
Samsung Engineering Co. Ltd. (South Korea)*	4,485	96,720
Sterling Infrastructure, Inc.*	5,350	298,530
Vinci SA (France)	6,857	796,752
		1,729,544
Construction Materials 0.4%
Eagle Materials, Inc.	3,475	647,809
Heidelberg Materials AG (Germany)	7,355	604,865
Holcim AG*	10,898	734,604
Martin Marietta Materials, Inc.	1,900	877,211
Summit Materials, Inc. (Class A Stock)*	8,590	325,132
Vulcan Materials Co.	2,600	586,144
		3,775,765
Consumer Finance 0.0%
Bread Financial Holdings, Inc.	2,000	62,780
Enova International, Inc.*	5,000	265,600

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
Navient Corp.	1,100	$20,438
Upstart Holdings, Inc.*	1,600	57,296
		406,114
Consumer Staples Distribution & Retail 0.8%
Alimentation Couche-Tard, Inc. (Canada)	13,300	681,992
Coles Group Ltd. (Australia)	16,924	207,808
Costco Wholesale Corp.	4,825	2,597,684
George Weston Ltd. (Canada)	300	35,468
Koninklijke Ahold Delhaize NV (Netherlands)	26,975	919,659
Kroger Co. (The)	23,100	1,085,700
Loblaw Cos. Ltd. (Canada)	7,500	686,620
Metro, Inc. (Canada)	1,200	67,774
Tesco PLC (United Kingdom)	31,875	100,551
United Natural Foods, Inc.*	5,900	115,345
Walmart, Inc.	5,675	891,997
Woolworths Group Ltd. (Australia)	5,445	144,272
		7,534,870
Containers & Packaging 0.1%
O-I Glass, Inc.*	11,550	246,361
Pactiv Evergreen, Inc.	3,950	29,902
Westrock Co.	36,400	1,058,148
		1,334,411
Distributors 0.3%
LKQ Corp.	40,400	2,354,108
Diversified Consumer Services 0.1%
Duolingo, Inc.*	1,450	207,263
Frontdoor, Inc.*	5,900	188,210
Nerdy, Inc.*	4,400	18,348
Perdoceo Education Corp.*	8,100	99,387
Stride, Inc.*	3,050	113,552
WW International, Inc.*	6,700	45,024
		671,784
Diversified REITs 0.1%
Alexander & Baldwin, Inc.	6,700	124,486
American Assets Trust, Inc.	600	11,520
Empire State Realty Trust, Inc. (Class A Stock)	5,800	43,442

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified REITs (cont’d.)
Essential Properties Realty Trust, Inc.	1,000	$23,540
Sekisui House Reit, Inc. (Japan)	447	260,325
Stockland (Australia)	15,440	41,507
		504,820
Diversified Telecommunication Services 0.7%
AT&T, Inc.	210,900	3,363,855
China Tower Corp. Ltd. (China) (Class H Stock), 144A	1,232,000	137,207
Chunghwa Telecom Co. Ltd. (Taiwan)	18,000	67,417
Koninklijke KPN NV (Netherlands)	138,319	493,795
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	11,200	98,000
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	17,350	149,557
Lumen Technologies, Inc.	24,300	54,918
Ooredoo QPSC (Qatar)	134,810	405,290
Saudi Telecom Co. (Saudi Arabia)	54,958	640,796
Swisscom AG (Switzerland)	126	78,642
Telefonica Brasil SA (Brazil)	62,000	562,742
Telefonica Deutschland Holding AG (Germany)	15,435	43,442
Telstra Group Ltd. (Australia)	18,500	53,071
Verizon Communications, Inc.	11,990	445,908
		6,594,640
Electric Utilities 0.5%
ALLETE, Inc.	1,800	104,346
Centrais Eletricas Brasileiras SA (Brazil)	5,600	46,536
CPFL Energia SA (Brazil)	36,000	257,433
Enerjisa Enerji A/S (Turkey), 144A	71,875	97,295
Entergy Corp.	10,300	1,002,911
Inter RAO UES PJSC (Russia)^	4,433,000	5
NextEra Energy, Inc.	14,200	1,053,640
NRG Energy, Inc.	50,850	1,901,281
Power Grid Corp. of India Ltd. (India)	198,499	618,809
		5,082,256
Electrical Equipment 0.8%
ABB Ltd. (Switzerland)	21,808	857,945
Acuity Brands, Inc.	10,275	1,675,647
Array Technologies, Inc.*	11,750	265,550
Atkore, Inc.*	910	141,905
Emerson Electric Co.	14,900	1,346,811
Encore Wire Corp.	1,180	219,398
EnerSys	2,450	265,874

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Fujikura Ltd. (Japan)	64,600	$542,396
Rockwell Automation, Inc.	500	164,725
Shoals Technologies Group, Inc. (Class A Stock)*	1,200	30,672
Thermon Group Holdings, Inc.*	1,150	30,590
Vertiv Holdings Co.	92,800	2,298,656
WEG SA (Brazil)	7,800	61,609
		7,901,778
Electronic Equipment, Instruments & Components 0.2%
Badger Meter, Inc.	200	29,512
Belden, Inc.	2,850	272,602
Benchmark Electronics, Inc.	500	12,915
Celestica, Inc. (Canada)*	3,800	55,161
Citizen Watch Co. Ltd. (Japan)	22,100	133,231
CTS Corp.	400	17,052
Daktronics, Inc.*	2,200	14,080
FARO Technologies, Inc.*	2,300	37,260
Gold Circuit Electronics Ltd. (Taiwan)	38,900	183,018
Hosiden Corp. (Japan)	4,200	52,652
Itron, Inc.*	200	14,420
Macnica Holdings, Inc. (Japan)	3,100	128,825
Napco Security Technologies, Inc.	2,350	81,428
nLight, Inc.*	3,600	55,512
Sanmina Corp.*	4,430	266,996
Simplo Technology Co. Ltd. (Taiwan)	6,000	63,460
Supreme Electronics Co. Ltd. (Taiwan)	87,000	135,504
		1,553,628
Energy Equipment & Services 0.1%
ChampionX Corp.	400	12,416
DMC Global, Inc.*	4,000	71,040
Halliburton Co.	5,900	194,641
Helix Energy Solutions Group, Inc.*	5,600	41,328
Liberty Energy, Inc.	17,800	237,986
Nabors Industries Ltd.*	600	55,818
Newpark Resources, Inc.*	9,450	49,424
NexTier Oilfield Solutions, Inc.*	12,250	109,515
Oil States International, Inc.*	7,800	58,266
RPC, Inc.	19,950	142,642
U.S. Silica Holdings, Inc.*	15,850	192,260
Weatherford International PLC*	1,600	106,272
		1,271,608

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment 1.0%
Cinemark Holdings, Inc.*	5,100	$84,150
Electronic Arts, Inc.	15,225	1,974,682
GungHo Online Entertainment, Inc. (Japan)	28,800	567,117
Lions Gate Entertainment Corp. (Class A Stock)*	12,350	109,051
Lions Gate Entertainment Corp. (Class B Stock)*	13,950	116,483
Marcus Corp. (The)	1,550	22,987
NetEase, Inc. (China)	39,500	765,072
Netflix, Inc.*	11,550	5,087,659
Nintendo Co. Ltd. (Japan)	4,500	205,147
Tencent Music Entertainment Group (China), ADR*	5,600	41,328
		8,973,676
Financial Services 2.5%
AvidXchange Holdings, Inc.*	1,100	11,418
Berkshire Hathaway, Inc. (Class B Stock)*	13,749	4,688,409
Cannae Holdings, Inc.*	8,680	175,423
Cielo SA (Brazil)	168,000	160,344
Element Fleet Management Corp. (Canada)	44,800	682,441
Enact Holdings, Inc.	500	12,565
Essent Group Ltd.	1,550	72,540
EXOR NV (Netherlands)	480	42,852
Fidelity National Information Services, Inc.	36,400	1,991,080
Fiserv, Inc.*	1,100	138,765
Flywire Corp.*	400	12,416
Helia Group Ltd. (Australia)	259,090	597,883
Mastercard, Inc. (Class A Stock)	14,675	5,771,677
Meritz Financial Group, Inc. (South Korea)*	1,334	42,296
Mr. Cooper Group, Inc.*	5,400	273,456
NMI Holdings, Inc. (Class A Stock)*	6,200	160,084
OSB Group PLC (United Kingdom)	8,025	49,119
Payoneer Global, Inc.*	32,600	156,806
PayPal Holdings, Inc.*	43,300	2,889,409
Plus500 Ltd. (Israel)	2,800	52,103
Remitly Global, Inc.*	4,700	88,454
StoneCo Ltd. (Brazil) (Class A Stock)*	3,600	45,864
Visa, Inc. (Class A Stock)	20,605	4,893,275
		23,008,679
Food Products 1.0%
Archer-Daniels-Midland Co.	31,850	2,406,586
First Pacific Co. Ltd. (Indonesia)	836,000	289,837
Hershey Co. (The)	9,875	2,465,787
Hostess Brands, Inc.*	2,000	50,640

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Indofood Sukses Makmur Tbk PT (Indonesia)	106,800	$52,369
Lamb Weston Holdings, Inc.	5,300	609,235
Mondelez International, Inc. (Class A Stock)	25,600	1,867,264
Mowi ASA (Norway)	1,980	31,415
Nestle SA	7,657	921,073
SLC Agricola SA (Brazil)	6,000	47,930
Sovos Brands, Inc.*	6,800	133,008
TreeHouse Foods, Inc.*	4,000	201,520
WH Group Ltd. (Hong Kong), 144A	70,000	37,280
Wilmar International Ltd. (China)	223,700	630,211
		9,744,155
Gas Utilities 0.3%
Beijing Enterprises Holdings Ltd. (China)	46,000	166,892
GAIL India Ltd. (India)	205,049	263,007
Southwest Gas Holdings, Inc.	1,900	120,935
Spire, Inc.	1,250	79,300
UGI Corp.	76,775	2,070,621
		2,700,755
Ground Transportation 0.1%
Ryder System, Inc.	2,300	195,017
Uber Technologies, Inc.*	13,700	591,429
Universal Logistics Holdings, Inc.	600	17,286
		803,732
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	34,245	3,733,390
AtriCure, Inc.*	3,300	162,888
Avanos Medical, Inc.*	6,450	164,862
Baxter International, Inc.	50,400	2,296,224
Becton, Dickinson & Co.	800	211,208
Boston Scientific Corp.*	53,700	2,904,633
Dexcom, Inc.*	2,300	295,573
Edwards Lifesciences Corp.*	2,500	235,825
Enovis Corp.*	10,400	666,848
Haemonetics Corp.*	3,250	276,705
Inari Medical, Inc.*	1,100	63,954
Inogen, Inc.*	4,050	46,777
Intuitive Surgical, Inc.*	7,600	2,598,744
Lantheus Holdings, Inc.*	1,850	155,252
Merit Medical Systems, Inc.*	3,350	280,194

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
OraSure Technologies, Inc.*	3,500	$17,535
Orthofix Medical, Inc.*	1,450	26,187
SI-BONE, Inc.*	3,500	94,430
Tactile Systems Technology, Inc.*	8,400	209,412
TaiDoc Technology Corp. (Taiwan)	24,000	143,538
TransMedics Group, Inc.*	200	16,796
Varex Imaging Corp.*	1,500	35,355
Zimmer Biomet Holdings, Inc.	13,375	1,947,400
Zimvie, Inc.*	1,200	13,476
		16,597,206
Health Care Providers & Services 1.8%
Accolade, Inc.*	5,700	76,779
AdaptHealth Corp.*	1,250	15,213
BML, Inc. (Japan)	2,500	50,428
Brookdale Senior Living, Inc.*	16,500	69,630
Bumrungrad Hospital PCL (Thailand)	15,000	95,723
Cardinal Health, Inc.	26,250	2,482,462
Centene Corp.*	11,500	775,675
Cigna Group (The)	9,750	2,735,850
CorVel Corp.*	720	139,320
CVS Health Corp.	43,875	3,033,079
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	560	42,845
Elevance Health, Inc.	2,100	933,009
Encompass Health Corp.	7,000	473,970
Guardant Health, Inc.*	7,000	250,600
HealthEquity, Inc.*	3,000	189,420
Hims & Hers Health, Inc.*	12,400	116,560
Humana, Inc.	1,975	883,082
ModivCare, Inc.*	2,150	97,202
NeoGenomics, Inc.*	10,900	175,163
Odontoprev SA (Brazil)	67,400	174,687
Pediatrix Medical Group, Inc.*	5,850	83,129
Progyny, Inc.*	4,400	173,096
Sinopharm Group Co. Ltd. (China) (Class H Stock)	71,600	224,143
Sonic Healthcare Ltd. (Australia)	10,235	243,405
UnitedHealth Group, Inc.	6,060	2,912,678
		16,447,148

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care REITs 0.0%
Diversified Healthcare Trust	58,050	$130,613
Sabra Health Care REIT, Inc.	19,300	227,161
		357,774
Health Care Technology 0.0%
Computer Programs & Systems, Inc.*	1,950	48,146
Multiplan Corp.*	58,750	123,962
NextGen Healthcare, Inc.*	1,950	31,629
Veradigm, Inc.*	2,400	30,240
		233,977
Hotel & Resort REITs 0.0%
Hersha Hospitality Trust (Class A Stock)	19,650	119,669
Service Properties Trust	21,850	189,876
		309,545
Hotels, Restaurants & Leisure 1.3%
Accel Entertainment, Inc.*	3,850	40,656
Adventure, Inc. (Japan)	1,600	109,774
Aristocrat Leisure Ltd. (Australia)	2,635	68,175
Biglari Holdings, Inc. (Class B Stock)*	200	39,428
Bloomin’ Brands, Inc.	5,250	141,172
Booking Holdings, Inc.*	305	823,601
Brinker International, Inc.*	950	34,770
Carrols Restaurant Group, Inc.*	5,200	26,208
Century Casinos, Inc.*	8,700	61,770
Chipotle Mexican Grill, Inc.*	1,050	2,245,950
Chuy’s Holdings, Inc.*	500	20,410
Compass Group PLC (United Kingdom)	7,665	214,644
Create Restaurants Holdings, Inc. (Japan)	12,100	82,008
Darden Restaurants, Inc.	5,725	956,533
Dave & Buster’s Entertainment, Inc.*	3,450	153,732
Denny’s Corp.*	900	11,088
DoorDash, Inc. (Class A Stock)*	3,400	259,828
Hiday Hidaka Corp. (Japan)	2,600	42,432
Hilton Grand Vacations, Inc.*	3,850	174,944
Hilton Worldwide Holdings, Inc.	4,200	611,310
Jack in the Box, Inc.	100	9,753
Leejam Sports Co. JSC (Saudi Arabia)	1,950	67,308
Life Time Group Holdings, Inc.*	2,350	46,225
Light & Wonder, Inc.*	200	13,752
Lottery Corp. Ltd. (The) (Australia)	62,216	213,293

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott International, Inc. (Class A Stock)	18,175	$3,338,566
McDonald’s Corp.	1,220	364,060
Meituan (China) (Class B Stock), 144A*	2,700	42,338
Royal Holdings Co. Ltd. (Japan)	5,700	104,558
Scandic Hotels Group AB (Sweden), 144A*	13,525	54,870
Starbucks Corp.	18,425	1,825,180
Whitbread PLC (United Kingdom)	6,367	274,078
Yum China Holdings, Inc. (China)	1,800	101,700
		12,574,114
Household Durables 0.2%
Beazer Homes USA, Inc.*	1,400	39,606
LG Electronics, Inc. (South Korea)	1,160	112,275
M/I Homes, Inc.*	1,650	143,864
Meritage Homes Corp.	1,430	203,446
Panasonic Holdings Corp. (Japan)	26,800	328,620
Pressance Corp. (Japan)	7,600	107,047
Tamron Co. Ltd. (Japan)	4,000	112,033
Taylor Morrison Home Corp.*	5,550	270,673
Tri Pointe Homes, Inc.*	7,200	236,592
		1,554,156
Household Products 1.0%
Colgate-Palmolive Co.	36,425	2,806,182
Energizer Holdings, Inc.	3,200	107,456
Essity AB (Sweden) (Class B Stock)	23,160	616,790
Kimberly-Clark Corp.	2,300	317,538
Procter & Gamble Co. (The)	35,504	5,387,377
		9,235,343
Independent Power & Renewable Electricity Producers 0.2%
AES Corp. (The)	38,500	798,105
Clearway Energy, Inc. (Class A Stock)	1,850	49,950
Clearway Energy, Inc. (Class C Stock)	3,900	111,384
Montauk Renewables, Inc.*	1,800	13,392
Vistra Corp.	30,300	795,375
		1,768,206
Industrial Conglomerates 1.0%
3M Co.	22,950	2,297,065
CITIC Ltd. (China)	452,000	541,198

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates (cont’d.)
General Electric Co.	31,950	$3,509,707
Honeywell International, Inc.	3,775	783,313
KOC Holding A/S (Turkey)	116,260	465,569
Mytilineos SA (Greece)	3,129	110,470
Samsung C&T Corp. (South Korea)	6,682	537,794
Siemens AG (Germany)	6,326	1,054,550
		9,299,666
Industrial REITs 0.2%
Americold Realty Trust, Inc.	39,650	1,280,695
Goodman Group (Australia)	49,236	661,872
LXP Industrial Trust	11,900	116,025
Terreno Realty Corp.	200	12,020
		2,070,612
Insurance 1.3%
Ambac Financial Group, Inc.*	3,850	54,824
American International Group, Inc.	35,400	2,036,916
AXA SA (France)	7,857	232,185
CNO Financial Group, Inc.	3,600	85,212
Coface SA (France)	44,444	613,059
Dai-ichi Life Holdings, Inc. (Japan)	4,600	87,492
DB Insurance Co. Ltd. (South Korea)	2,112	119,956
eHealth, Inc.*	2,200	17,688
Enstar Group Ltd.*	770	188,065
Fairfax Financial Holdings Ltd. (Canada)	1,000	749,039
Genworth Financial, Inc. (Class A Stock)*	40,700	203,500
Goosehead Insurance, Inc. (Class A Stock)*	1,150	72,324
Great-West Lifeco, Inc. (Canada)	6,500	188,756
Legal & General Group PLC (United Kingdom)	166,845	483,067
Manulife Financial Corp. (Canada)	38,000	718,264
Medibank Private Ltd. (Australia)	244,252	573,742
MetLife, Inc.	46,250	2,614,512
MS&AD Insurance Group Holdings, Inc. (Japan)	1,900	67,283
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	833	312,719
Oscar Health, Inc. (Class A Stock)*	3,600	29,016
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	40,000	44,538
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,040	181,486
Samsung Life Insurance Co. Ltd. (South Korea)	1,910	97,684
Selectquote, Inc.*	24,200	47,190
Sun Life Financial, Inc. (Canada)	14,500	755,894
Suncorp Group Ltd. (Australia)	11,492	103,258

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Swiss Life Holding AG (Switzerland)	1,032	$604,429
Unum Group	16,200	772,740
		12,054,838
Interactive Media & Services 2.9%
Alphabet, Inc. (Class A Stock)*	67,950	8,133,615
Alphabet, Inc. (Class C Stock)*	57,840	6,996,905
Bumble, Inc. (Class A Stock)*	8,900	149,342
Cargurus, Inc.*	4,200	95,046
Hello Group, Inc. (China), ADR	31,400	301,754
Meta Platforms, Inc. (Class A Stock)*	33,969	9,748,424
Tencent Holdings Ltd. (China)	27,300	1,157,552
TrueCar, Inc.*	13,800	31,188
		26,613,826
IT Services 0.6%
Accenture PLC (Class A Stock)	6,330	1,953,311
Arabian Internet & Communications Services Co. (Saudi Arabia)	660	56,920
CGI, Inc. (Canada)*	7,700	811,995
Cognizant Technology Solutions Corp. (Class A Stock)	2,000	130,560
Elm Co. (Saudi Arabia)	440	68,514
International Business Machines Corp.	11,194	1,497,869
MongoDB, Inc.*	1,200	493,188
NEC Corp. (Japan)	11,300	548,192
Sonata Software Ltd. (India)	4,325	53,344
Sopra Steria Group SACA (France)	270	53,904
		5,667,797
Leisure Products 0.0%
Bandai Namco Holdings, Inc. (Japan)	2,700	62,525
MasterCraft Boat Holdings, Inc.*	3,909	119,811
Sankyo Co. Ltd. (Japan)	2,200	88,982
Tomy Co. Ltd. (Japan)	9,500	119,677
		390,995
Life Sciences Tools & Services 0.4%
Adaptive Biotechnologies Corp.*	14,650	98,302
Pacific Biosciences of California, Inc.*	3,700	49,210
Sotera Health Co.*	9,650	181,806

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Thermo Fisher Scientific, Inc.	5,358	$2,795,536
West Pharmaceutical Services, Inc.	1,000	382,470
		3,507,324
Machinery 0.9%
AGCO Corp.	1,100	144,562
Alfa Laval AB (Sweden)	1,320	48,150
Allison Transmission Holdings, Inc.	15,600	880,776
Atlas Copco AB (Sweden) (Class A Stock)	11,826	170,731
Atlas Copco AB (Sweden) (Class B Stock)	8,224	102,541
Blue Bird Corp.*	1,600	35,968
Caterpillar, Inc.	5,250	1,291,763
CNH Industrial NV (United Kingdom)	11,316	163,206
Columbus McKinnon Corp.	1,350	54,878
Daimler Truck Holding AG (Germany)	18,980	684,080
Deere & Co.	5,450	2,208,285
Doosan Bobcat, Inc. (South Korea)	2,739	122,433
EnPro Industries, Inc.	550	73,442
Epiroc AB (Sweden) (Class A Stock)	3,175	60,140
GEA Group AG (Germany)	960	40,191
Hyster-Yale Materials Handling, Inc.	600	33,504
John Bean Technologies Corp.	200	24,260
Manitowoc Co., Inc. (The)*	5,000	94,150
Mueller Industries, Inc.	1,000	87,280
Proto Labs, Inc.*	1,900	66,424
Shyft Group, Inc. (The)	1,500	33,090
Standex International Corp.	150	21,221
Tennant Co.	1,800	145,998
Terex Corp.	5,100	305,133
Titan International, Inc.*	11,500	132,020
Volvo AB (Sweden) (Class B Stock)	39,291	813,128
Wabash National Corp.	8,300	212,812
		8,050,166
Marine Transportation 0.1%
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	42,000	37,967
D/S Norden A/S (Denmark)	3,445	172,019
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	79,600	239,955
Orient Overseas International Ltd. (Hong Kong)	21,000	282,086
		732,027

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media 0.2%
Advantage Solutions, Inc.*	14,100	$32,994
Comcast Corp. (Class A Stock)	5,843	242,777
Informa PLC (United Kingdom)	15,256	140,861
Integral Ad Science Holding Corp.*	11,350	204,073
Publicis Groupe SA (France)	9,897	794,296
		1,415,001
Metals & Mining 0.7%
Agnico Eagle Mines Ltd. (Canada)	2,200	109,855
Alpha Metallurgical Resources, Inc.	350	57,526
ArcelorMittal SA (Luxembourg)	21,777	594,167
ATI, Inc.*	6,750	298,552
BHP Group Ltd. (Australia)	43,045	1,294,017
BlueScope Steel Ltd. (Australia)	3,220	44,316
Carpenter Technology Corp.	3,650	204,875
Commercial Metals Co.	4,150	218,539
Fortescue Metals Group Ltd. (Australia)	29,448	436,971
Glencore PLC (Australia)	34,748	197,017
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	91,600	440,421
Hindalco Industries Ltd. (India)	9,261	47,757
Iluka Resources Ltd. (Australia)	9,175	68,318
Nippon Steel Corp. (Japan)	32,100	671,830
Olympic Steel, Inc.	700	34,300
Polyus PJSC (Russia)*^	3,704	—
Rio Tinto Ltd. (Australia)	1,610	123,293
Rio Tinto PLC (Australia)	5,075	322,515
Schnitzer Steel Industries, Inc. (Class A Stock)	2,050	61,480
SSAB AB (Sweden) (Class A Stock)	55,110	392,151
TimkenSteel Corp.*	1,400	30,198
Tokyo Steel Manufacturing Co. Ltd. (Japan)	27,600	261,199
Vale SA (Brazil)	27,500	369,580
West African Resources Ltd. (Australia)*	629,919	368,008
		6,646,885
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Granite Point Mortgage Trust, Inc.	3,300	17,490
MFA Financial, Inc.	8,300	93,292
Redwood Trust, Inc.	7,400	47,138
TPG RE Finance Trust, Inc.	4,120	30,529
		188,449

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 0.3%
Avista Corp.	2,400	$94,248
Black Hills Corp.	4,250	256,105
Engie SA (France)	40,738	678,407
NiSource, Inc.	21,200	579,820
NorthWestern Corp.	1,450	82,302
Sempra Energy	8,500	1,237,515
		2,928,397
Office REITs 0.1%
Hudson Pacific Properties, Inc.	239,400	1,010,268
Office Properties Income Trust	8,150	62,755
Paramount Group, Inc.	20,700	91,701
Piedmont Office Realty Trust, Inc. (Class A Stock)	2,760	20,065
		1,184,789
Oil, Gas & Consumable Fuels 2.3%
Adaro Energy Indonesia Tbk PT (Indonesia)	161,700	24,065
Berry Corp.	3,800	26,144
BP PLC (United Kingdom)	169,442	986,555
Chevron Corp.	6,025	948,034
Chord Energy Corp.	150	23,070
Civitas Resources, Inc.	2,850	197,705
Coal India Ltd. (India)	212,961	600,779
CONSOL Energy, Inc.	2,900	196,649
Exxon Mobil Corp.	54,225	5,815,631
Gevo, Inc.*	46,000	69,920
Great Eastern Shipping Co. Ltd. (The) (India)	5,800	52,618
Gulfport Energy Corp.*	100	10,507
HF Sinclair Corp.	13,600	606,696
Imperial Oil Ltd. (Canada)	5,500	281,404
Indo Tambangraya Megah Tbk PT (Indonesia)	18,900	30,428
Kosmos Energy Ltd. (Ghana)*	33,500	200,665
LUKOIL PJSC (Russia)^	10,297	—
Marathon Petroleum Corp.	22,950	2,675,970
Murphy Oil Corp.	4,350	166,605
Oil & Natural Gas Corp. Ltd. (India)	290,820	569,243
Par Pacific Holdings, Inc.*	6,900	183,609
Parex Resources, Inc. (Canada)	2,700	54,132
PBF Energy, Inc. (Class A Stock)	2,100	85,974
Peabody Energy Corp.	11,250	243,675
PetroChina Co. Ltd. (China) (Class H Stock)	696,000	483,273
Petroleo Brasileiro SA (Brazil)	19,400	134,311
Phillips 66	24,800	2,365,424

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Repsol SA (Spain)	17,750	$258,156
Rosneft Oil Co. PJSC (Russia)^	31,520	—
Shanxi Lu’an Environmental Energy Development Co. Ltd. (China) (Class A Stock)	69,900	157,103
Shell PLC (Netherlands)	45,604	1,360,444
SM Energy Co.	8,600	272,018
TotalEnergies SE (France)	9,170	526,401
Turkiye Petrol Rafinerileri A/S (Turkey)	11,160	34,316
Valero Energy Corp.	13,525	1,586,483
Vital Energy, Inc.*	3,250	146,738
Whitehaven Coal Ltd. (Australia)	10,018	44,909
World Kinect Corp.	3,049	63,053
		21,482,707
Passenger Airlines 0.5%
Air France-KLM (France)*	138,750	261,417
Alaska Air Group, Inc.*	28,050	1,491,699
Delta Air Lines, Inc.*	9,950	473,023
Deutsche Lufthansa AG (Germany)*	53,971	553,394
Japan Airlines Co. Ltd. (Japan)	2,000	43,367
Qantas Airways Ltd. (Australia)*	10,962	45,428
Singapore Airlines Ltd. (Singapore)	7,800	41,325
SkyWest, Inc.*	5,660	230,475
Turk Hava Yollari AO (Turkey)*	23,799	177,277
United Airlines Holdings, Inc.*	31,850	1,747,610
		5,065,015
Personal Care Products 0.1%
Chlitina Holding Ltd. (China)	65,000	416,813
elf Beauty, Inc.*	3,250	371,248
Herbalife Ltd.*	7,100	94,004
Unilever PLC (United Kingdom)	1,230	64,051
		946,116
Pharmaceuticals 3.1%
Amneal Pharmaceuticals, Inc.*	38,300	118,730
Astellas Pharma, Inc. (Japan)	43,600	649,312
AstraZeneca PLC (United Kingdom)	2,183	312,942
Bristol-Myers Squibb Co.	55,145	3,526,523
China Medical System Holdings Ltd. (China)	263,000	429,126
Chugai Pharmaceutical Co. Ltd. (Japan)	9,800	279,094
Elanco Animal Health, Inc.*	46,800	470,808

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	3,750	$1,758,675
GSK PLC	53,069	940,519
Harmony Biosciences Holdings, Inc.*	1,750	61,582
Intra-Cellular Therapies, Inc.*	1,150	72,818
Ipsen SA (France)	1,195	143,850
Johnson & Johnson	41,619	6,888,777
Ligand Pharmaceuticals, Inc.*	1,200	86,520
Merck & Co., Inc.	38,325	4,422,322
Novartis AG (Switzerland)	14,505	1,462,386
Novo Nordisk A/S (Denmark) (Class B Stock)	11,770	1,901,324
Otsuka Holdings Co. Ltd. (Japan)	15,100	553,893
Pfizer, Inc.	60,225	2,209,053
Prestige Consumer Healthcare, Inc.*	2,010	119,454
Roche Holding AG	3,741	1,142,763
Sanofi	4,985	536,664
Shionogi & Co. Ltd. (Japan)	13,500	569,423
Theravance Biopharma, Inc.*	1,950	20,183
Xeris Biopharma Holdings, Inc.*	5,600	14,672
		28,691,413
Professional Services 0.1%
Alight, Inc. (Class A Stock)*	5,050	46,662
Automatic Data Processing, Inc.	1,500	329,685
Conduent, Inc.*	21,000	71,400
ExlService Holdings, Inc.*	1,150	173,719
Insperity, Inc.	1,250	148,700
Korn Ferry	1,500	74,310
Meitec Corp. (Japan)	6,700	115,608
Thomson Reuters Corp. (Canada)	675	91,103
Transcosmos, Inc. (Japan)	5,000	124,417
TriNet Group, Inc.*	550	52,233
TrueBlue, Inc.*	1,950	34,535
TTEC Holdings, Inc.	1,850	62,604
		1,324,976
Real Estate Management & Development 0.4%
Anywhere Real Estate, Inc.*	36,850	246,158
Cushman & Wakefield PLC*	2,500	20,450
Emaar Properties PJSC (United Arab Emirates)	335,595	589,884
KE Holdings, Inc. (China), ADR*	18,800	279,180
Longfor Group Holdings Ltd. (China), 144A	165,500	404,141
Newmark Group, Inc. (Class A Stock)	4,900	30,478
Starts Corp., Inc. (Japan)	4,100	84,117

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development (cont’d.)
Zillow Group, Inc. (Class A Stock)*	6,200	$305,040
Zillow Group, Inc. (Class C Stock)*	33,300	1,673,658
		3,633,106
Residential REITs 0.0%
Apartment Investment & Management Co. (Class A Stock)	1,500	12,780
Centerspace	400	24,544
Veris Residential, Inc.*	10,500	168,525
		205,849
Retail REITs 0.1%
Acadia Realty Trust	10,500	151,095
InvenTrust Properties Corp.	3,100	71,734
Macerich Co. (The)	11,500	129,605
NETSTREIT Corp.	1,800	32,166
RPT Realty	10,150	106,068
Whitestone REIT	1,600	15,520
		506,188
Semiconductors & Semiconductor Equipment 3.8%
Amkor Technology, Inc.	10,150	301,962
Applied Materials, Inc.	2,300	332,442
ASM International NV (Netherlands)	170	72,183
ASML Holding NV (Netherlands)	1,044	757,243
Axcelis Technologies, Inc.*	1,900	348,327
Broadcom, Inc.	6,155	5,339,032
ChipMOS Technologies, Inc. (Taiwan)	42,000	49,376
Infineon Technologies AG (Germany)	23,863	982,732
King Yuan Electronics Co. Ltd. (Taiwan)	25,000	45,896
Lam Research Corp.	1,000	642,860
Marvell Technology, Inc.	35,900	2,146,102
Novatek Microelectronics Corp. (Taiwan)	23,000	315,794
NVE Corp.	200	19,488
NVIDIA Corp.	34,650	14,657,643
NXP Semiconductors NV (China)	15,300	3,131,604
PDF Solutions, Inc.*	2,300	103,730
Photronics, Inc.*	8,500	219,215
QUALCOMM, Inc.	8,600	1,023,744
Renesas Electronics Corp. (Japan)*	35,800	675,629
SCREEN Holdings Co. Ltd. (Japan)	3,200	364,477
Silicon Laboratories, Inc.*	450	70,983
Skyworks Solutions, Inc.	1,400	154,966

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
STMicroelectronics NV (Singapore)	18,497	$922,508
Synaptics, Inc.*	1,750	149,415
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	77,000	1,422,447
Tongwei Co. Ltd. (China) (Class A Stock)	33,200	157,032
United Microelectronics Corp. (Taiwan)	480,000	754,182
		35,161,012
Software 5.2%
8x8, Inc.*	12,100	51,183
ACI Worldwide, Inc.*	2,300	53,291
Adeia, Inc.	20,150	221,851
Adobe, Inc.*	10,468	5,118,747
Appfolio, Inc. (Class A Stock)*	1,650	284,031
Asana, Inc. (Class A Stock)*	500	11,020
Blackbaud, Inc.*	400	28,472
Box, Inc. (Class A Stock)*	5,250	154,245
Cerence, Inc.*	3,300	96,459
CommVault Systems, Inc.*	2,850	206,967
Digital Turbine, Inc.*	5,000	46,400
Dynatrace, Inc.*	25,700	1,322,779
Intapp, Inc.*	2,250	94,297
KPIT Technologies Ltd. (India)	25,273	336,931
Matterport, Inc.*	3,800	11,970
Microsoft Corp.	89,916	30,619,995
Mitek Systems, Inc.*	1,500	16,260
N-able, Inc.*	1,350	19,454
NCR Corp.*	72,600	1,829,520
Olo, Inc. (Class A Stock)*	4,000	25,840
Open Text Corp. (Canada)	2,600	108,141
Qualys, Inc.*	550	71,043
Rapid7, Inc.*	1,900	86,032
Salesforce, Inc.*	15,000	3,168,900
ServiceNow, Inc.*	3,350	1,882,599
SolarWinds Corp.*	14,800	151,848
Sprinklr, Inc. (Class A Stock)*	3,000	41,490
SPS Commerce, Inc.*	1,676	321,893
Tenable Holdings, Inc.*	1,900	82,745
Teradata Corp.*	17,475	933,340
Verint Systems, Inc.*	6,600	231,396
WiseTech Global Ltd. (Australia)	861	46,183
Workday, Inc. (Class A Stock)*	2,600	587,314

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Xero Ltd. (New Zealand)*	644	$51,597
Yext, Inc.*	1,650	18,662
		48,332,895
Specialized REITs 0.4%
American Tower Corp.	1,400	271,516
Gladstone Land Corp.	1,100	17,897
Iron Mountain, Inc.	13,500	767,070
Public Storage	9,000	2,626,920
Weyerhaeuser Co.	9,600	321,696
		4,005,099
Specialty Retail 0.9%
Aaron’s Co., Inc. (The)	2,200	31,108
American Eagle Outfitters, Inc.	5,800	68,440
Asbury Automotive Group, Inc.*	250	60,105
Build-A-Bear Workshop, Inc.	1,600	34,272
Chico’s FAS, Inc.*	18,850	100,848
Genesco, Inc.*	1,300	32,552
Group 1 Automotive, Inc.	260	67,106
Home Depot, Inc. (The)	5,358	1,664,409
Industria de Diseno Textil SA (Spain)	24,443	948,090
JB Hi-Fi Ltd. (Australia)	12,238	358,166
JD Sports Fashion PLC (United Kingdom)	184,605	342,922
Lowe’s Cos., Inc.	6,475	1,461,407
ODP Corp. (The)*	300	14,046
Signet Jewelers Ltd.	400	26,104
Sleep Number Corp.*	2,100	57,288
TJX Cos., Inc. (The)	9,200	780,068
Ulta Beauty, Inc.*	3,600	1,694,142
Urban Outfitters, Inc.*	7,100	235,223
		7,976,296
Technology Hardware, Storage & Peripherals 4.2%
Advantech Co. Ltd. (Taiwan)	3,000	39,497
Apple, Inc.	172,054	33,373,314
Canon, Inc. (Japan)	27,300	717,625
Compal Electronics, Inc. (Taiwan)	46,000	43,265
FUJIFILM Holdings Corp. (Japan)	11,100	661,373
Hewlett Packard Enterprise Co.	144,550	2,428,440
Micro-Star International Co. Ltd. (Taiwan)	7,000	39,804
Quanta Computer, Inc. (Taiwan)	148,000	722,812

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	10,714	$589,948
Seiko Epson Corp. (Japan)	2,600	40,592
Super Micro Computer, Inc.*	600	149,550
Wistron Corp. (Taiwan)	210,000	612,731
Wiwynn Corp. (Taiwan)	1,000	45,702
Xerox Holdings Corp.	11,950	177,936
		39,642,589
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	6,534	1,109,918
Goldwin, Inc. (Japan)	4,000	340,569
Hermes International (France)	487	1,058,601
Lululemon Athletica, Inc.*	5,500	2,081,750
LVMH Moet Hennessy Louis Vuitton SE (France)	643	606,293
Mavi Giyim Sanayi Ve Ticaret A/S (Turkey) (Class B Stock), 144A	71,016	212,815
Youngone Corp. (South Korea)	1,898	93,202
		5,503,148
Tobacco 0.3%
British American Tobacco PLC (United Kingdom)	19,256	639,789
Imperial Brands PLC (United Kingdom)	30,236	669,258
ITC Ltd. (India)	111,353	614,003
Japan Tobacco, Inc. (Japan)	18,773	411,241
Scandinavian Tobacco Group A/S (Denmark), 144A	25,315	421,666
Turning Point Brands, Inc.	1,600	38,416
Vector Group Ltd.	8,550	109,525
		2,903,898
Trading Companies & Distributors 0.4%
Ashtead Group PLC (United Kingdom)	9,500	658,644
Boise Cascade Co.	2,910	262,918
Finning International, Inc. (Canada)	1,800	55,369
GMS, Inc.*	3,390	234,588
Herc Holdings, Inc.	850	116,323
Mitsubishi Corp. (Japan)	9,100	439,957
Mitsui & Co. Ltd. (Japan)	25,200	953,765
MRC Global, Inc.*	4,350	43,805
Rexel SA (France)	14,782	365,321
Russel Metals, Inc. (Canada)	5,500	152,368

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
Veritiv Corp.	1,500	$188,415
W.W. Grainger, Inc.	575	453,439
		3,924,912
Wireless Telecommunication Services 0.2%
Etihad Etisalat Co. (Saudi Arabia)	3,540	45,412
Intelsat Emergence SA (Luxembourg)*	4,218	95,538
Mobile Telecommunications Co. KSCP (Kuwait)	94,950	160,593
Telephone & Data Systems, Inc.	14,300	117,689
T-Mobile US, Inc.*	11,850	1,645,965
Vodafone Qatar QSC (Qatar)	84,780	43,503
		2,108,700

Total Common Stocks (cost $413,276,091)		555,188,074
Preferred Stocks 0.2%
Banks 0.0%
Bancolombia SA (Colombia) (PRFC)	15,985	107,249
Citigroup Capital XIII, 11.643%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	3,000	85,380
		192,629
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	5,000	114,800
Chemicals 0.0%
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	634	46,180
Electric Utilities 0.1%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	108,939	292,130
Metals & Mining 0.0%
Gerdau SA (Brazil) (PRFC)	8,500	44,486
Oil, Gas & Consumable Fuels 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	130,400	804,481

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Technology Hardware, Storage & Peripherals 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	3,708	$168,267

Total Preferred Stocks (cost $1,381,678)		1,662,973

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	440	4,194
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	440	871

Shares
Unaffiliated Exchange-Traded Fund 0.1%
iShares MSCI EAFE ETF(a) (cost $659,530)	9,700	703,250

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 5.8%
Automobiles 1.1%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class C	3.360%	02/18/25	5	4,922
Series 2019-02, Class C	2.740	04/18/25	92	91,147
Series 2019-03, Class C	2.320	07/18/25	441	436,806
Series 2020-02, Class D	2.130	03/18/26	100	94,703
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A	4.000	03/20/25	300	297,140
Series 2020-01A, Class A, 144A	2.330	08/20/26	500	464,933
Series 2020-02A, Class A, 144A	2.020	02/20/27	100	90,582
Series 2021-02A, Class C, 144A	2.350	02/20/28	500	426,652
Series 2023-03A, Class B, 144A	6.120	02/22/28	400	393,579
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25	7	7,199
Series 2020-03A, Class D	1.730	07/15/26	100	97,786
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33	180	160,981
Series 2021-02, Class D, 144A	2.600	05/15/34	300	258,854

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust, (cont’d.)
Series 2023-01, Class C, 144A	5.580%	08/15/35	500	$493,780
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A	2.630	06/25/26	100	91,502
Series 2023-01A, Class B, 144A	6.220	06/25/27	500	496,099
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27	700	609,946
Series 2021-02A, Class B, 144A	2.120	12/27/27	100	87,353

Hertz Vehicle Financing LLC, Series 2022-02A, Class B, 144A	2.650	06/26/28	100	87,452
JPMorgan Chase Bank, NA,
Series 2020-02, Class D, 144A	1.487	02/25/28	79	77,389
Series 2021-02, Class D, 144A	1.138	12/26/28	83	80,364
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	1,280	1,231,856
Series 2021-01A, Class C, 144A	1.420	07/14/28	500	444,967
Series 2023-01A, Class B, 144A	5.810	02/14/31	1,000	986,734
Series 2023-01A, Class C, 144A	6.140	02/14/31	400	395,299
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	153	150,191
Series 2022-C, Class E, 144A	11.366	12/15/32	225	226,705
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26	77	75,713
Series 2020-03, Class D	1.640	11/16/26	398	387,579
Series 2020-04, Class D	1.480	01/15/27	300	289,773
Series 2021-01, Class D	1.130	11/16/26	800	765,124

World Omni Select Auto Trust, Series 2019-A, Class C	2.380	12/15/25	159	157,377
				9,960,487
Collateralized Debt Obligations 0.1%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.517(c)	01/15/37	650	636,904
MF1 Ltd. (Cayman Islands), Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	6.417(c)	02/19/37	250	243,777
				880,681

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations 4.0%
AlbaCore Euro CLO DAC (Ireland), Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)	5.777%(c)	07/15/35	EUR	2,000	$2,144,991
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.370(c)	01/20/32		1,500	1,483,670
Barings CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.350(c)	01/20/34		2,100	2,070,466
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.400(c)	05/17/31		1,000	987,352
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	6.329(c)	04/30/31		1,000	992,796
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.233(c)	05/22/32	EUR	1,500	1,606,298
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR	1,500	1,506,828

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.400(c)	04/20/34		1,350	1,329,389
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.402(c)	01/18/34		1,500	1,484,585
Series 2021-59A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.962(c)	01/18/34		1,000	993,000

Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.727(c)	09/01/31		2,500	2,474,792
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.300(c)	04/20/31		1,500	1,479,494
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	6.360(c)	07/16/31		4,000	3,973,376
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.440(c)	10/15/34		3,500	3,427,882

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Sixth Street CLO Ltd. (Cayman Islands), Series 2021-19A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.350%(c)	07/20/34		4,000	$3,915,316
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.328(c)	10/20/32		3,500	3,444,626
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	6.450(c)	07/20/31		250	246,619
Trinitas Euro CLO DAC (Ireland), Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	6.927(c)	04/15/35	EUR	2,750	2,981,896
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.450(c)	10/20/31		500	494,548
					37,037,924
Consumer Loans 0.3%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	200	143,955
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		100	88,539
Lendmark Funding Trust, Series 2021-01A, Class A, 144A	1.900	11/20/31		700	603,874
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		200	192,303
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32		50	49,320
Series 2020-02A, Class A, 144A	1.750	09/14/35		400	356,908
Series 2022-02A, Class D, 144A	6.550	10/14/34		800	765,638

Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		386	383,924
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		400	370,727
					2,955,188

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Credit Cards 0.1%
Newday Funding Master Issuer PLC (United Kingdom), Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)	5.519%(c)	07/15/29	GBP	100	$126,538
Newday Partnership Funding PLC (United Kingdom), Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	6.119(c)	11/15/28	GBP	265	336,869
					463,407
Equipment 0.0%
MMAF Equipment Finance LLC, Series 2017-B, Class A5, 144A	2.720	06/15/40		290	280,213
Home Equity Loans 0.0%
Towd Point HE Trust, Series 2023-01, Class A1A, 144A	6.875	02/25/63		131	130,604
Other 0.1%
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.958(c)	10/16/23		100	84,473
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	7.950(c)	06/25/24		1,300	1,248,899
					1,333,372
Residential Mortgage-Backed Securities 0.0%
Countrywide Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.900(c)	03/25/34		22	21,267
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.413(c)	09/27/75	EUR	349	368,357
					389,624
Student Loans 0.1%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42		97	87,791
Series 2018-AGS, Class A1, 144A	3.210	02/25/44		77	71,125

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
Commonbond Student Loan Trust, (cont’d.)
Series 2018-CGS, Class A1, 144A	3.870%	02/25/46	31	$28,779
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	9	9,321
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	23	22,339
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	45	43,089
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	9	9,340
Series 2018-CA, Class A2, 144A	3.520	06/16/42	28	27,107
Series 2019-CA, Class A2, 144A	3.130	02/15/68	102	96,499
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	137	129,256
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	266	245,253
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	79	75,950
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	360	331,061
				1,176,910

Total Asset-Backed Securities (cost $56,427,994)				54,608,410
Commercial Mortgage-Backed Securities 5.8%
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	995	911,625
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,475,040

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.735(cc)	02/15/50	40,575	776,918
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,261,244
Series 2020-C07, Class XB, IO	1.100(cc)	04/15/53	4,900	279,875
Benchmark Mortgage Trust,
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,534,825
Series 2020-B17, Class A4	2.042	03/15/53	650	517,887
Series 2023-V02, Class A3	5.812(cc)	05/15/55	1,900	1,907,590
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	7.911(c)	10/15/36	1,275	1,231,656
Series 2021-ACNT, Class E, 144A, 1 Month LIBOR + 2.197% (Cap N/A, Floor 2.197%)	7.391(c)	11/15/38	1,000	962,369

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

BX Trust, Series 2021-LGCY, Class F, 144A, 1 Month LIBOR + 1.949% (Cap N/A, Floor 1.949%)	7.142%(c)	10/15/36	1,350	$1,261,093
CFK Trust,
Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,014,119
Series 2020-MF02, Class C, 144A	2.995	03/15/39	1,500	1,236,405
Series 2020-MF02, Class D, 144A	3.349	03/15/39	900	727,533
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	127	125,021
Series 2015-GC29, Class A3	2.935	04/10/48	385	364,112
Series 2015-P01, Class A4	3.462	09/15/48	600	575,398
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,051,785
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,162,474
Commercial Mortgage Trust,
Series 2014-CR18, Class A4	3.550	07/15/47	150	145,874
Series 2014-UBS04, Class A4	3.420	08/10/47	700	679,486
Series 2015-LC21, Class A3	3.445	07/10/48	580	550,491

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	7.843(c)	05/15/36	1,762	1,720,954
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	1,600	1,379,209
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	649	623,781
Series 2017-C08, Class A3	3.127	06/15/50	763	681,598

Deutsche Bank Commercial Mortgage Trust, Series 2016-C01, Class A3A	3.015	05/10/49	705	651,071
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.475(cc)	03/25/26	2,124	66,579
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4	3.136	02/10/48	368	356,550
Series 2021-GSA03, Class XB, IO	0.746(cc)	12/15/54	35,000	1,524,729
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	800	320,000
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.000%)	6.443(c)	09/15/29	602	558,060
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3	3.451	07/15/50	574	545,107
Series 2015-C25, Class A4	3.372	10/15/48	700	665,725
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,269	1,149,168
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,097,540
Series 2020-L04, Class A2	2.449	02/15/53	3,600	2,982,708

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

MTN Commercial Mortgage Trust, Series 2022-LPFL, Class E, 144A, 1 Month SOFR + 4.289% (Cap N/A, Floor 4.289%)	9.436%(c)	03/15/39	1,100	$1,047,608
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,300,621
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,519,158
Series 2018-C09, Class A3	3.854	03/15/51	388	356,046
Series 2018-C14, Class A3	4.180	12/15/51	821	769,646
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	760,472
Series 2016-C33, Class A3	3.162	03/15/59	878	817,649
Series 2016-C34, Class A3	2.834	06/15/49	800	752,221
Series 2016-C35, Class A3	2.674	07/15/48	1,061	970,968
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,381,652
Series 2017-C38, Class A4	3.190	07/15/50	658	600,871
Series 2017-C39, Class A4	3.157	09/15/50	3,000	2,735,625
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,002,227
Series 2018-C48, Class A4	4.037	01/15/52	1,707	1,603,515
Series 2019-C52, Class A3	2.631	08/15/52	2,500	2,388,387

Total Commercial Mortgage-Backed Securities (cost $60,790,027)				54,082,265
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $4,575; purchased 03/21/23 - 04/03/23)(f) (cost $4,575)	7.000	07/17/23(oo)	31	3,415
Corporate Bonds 15.4%
Aerospace & Defense 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,708,025
Sr. Unsec’d. Notes	3.625	03/01/48	555	394,478
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	475	446,970
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	375	371,464
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	112	111,860
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	75	73,875
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	425	422,875

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%	06/15/25	99	$97,541
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	210	208,950
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	226,340
				4,062,378
Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	620	433,637
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.557	08/15/27	410	375,911
BAT International Finance PLC (United Kingdom), Gtd. Notes	4.448	03/16/28	1,410	1,328,003
Philip Morris International, Inc., Sr. Unsec’d. Notes	5.125	02/15/30	1,970	1,948,430
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	400	348,165
				4,434,146
Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575	07/15/29	145	134,306
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	61	58,682
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	260	258,059
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	51	47,546
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	260	247,031
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	54,675
				800,299
Auto Manufacturers 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	350	268,707
Sr. Unsec’d. Notes	5.291	12/08/46	135	110,861

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.900%	02/16/28	425	$363,836
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35	1,085	983,915
Sr. Unsec’d. Notes	6.250	10/02/43	95	93,045
Sr. Unsec’d. Notes	6.600	04/01/36	80	82,287

General Motors Financial Co., Inc., Gtd. Notes	3.950	04/13/24	616	606,284
				2,508,935
Auto Parts & Equipment 0.1%
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	250	238,429
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	2.450	06/15/30	350	296,618
				535,047
Banks 3.9%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875	01/11/29	200	188,580
Banco Santander SA (Spain), Sr. Unsec’d. Notes	1.849	03/25/26	200	178,725
Bank Gospodarstwa Krajowego (Poland), Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	425	420,750
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	350	339,369
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	665	531,611
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	415	411,194
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	149,055
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	189,762
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,737,529
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	106,604
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	331,948
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	1,896,302
Sub. Notes, MTN	4.450	03/03/26	365	355,109

Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	0.625	07/09/24	660	625,882
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	1,075	858,310
Sr. Unsec’d. Notes	3.650	03/16/25	200	191,703

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes, MTN	4.972%(ff)	05/16/29	400	$377,379
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	750	636,238
Sr. Unsec’d. Notes, 144A	3.132(ff)	01/20/33	685	562,145

BPCE SA (France), Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	250	193,041
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.750	05/05/26	200	197,405
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	100	93,137
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,290	1,109,885
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	151,051
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	733,840
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	233,552
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	271,492
Sr. Unsec’d. Notes	3.700	01/12/26	200	191,810
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,420,734
Sub. Notes	4.400	06/10/25	767	745,427
Sub. Notes	4.450	09/29/27	195	186,209
Sub. Notes	4.750	05/18/46	55	47,124
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.961(ff)	11/26/25	245	233,677
Sub. Notes	7.079(ff)	02/10/34	250	230,145

Discover Bank, Sr. Unsec’d. Notes	4.250	03/13/26	315	298,044
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	224,937
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	324,888
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	371,932
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,151,766
Sr. Unsec’d. Notes	3.750	02/25/26	50	47,996
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	176,559
Sr. Unsec’d. Notes	3.850	01/26/27	410	390,370
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	89,750
Sub. Notes	6.750	10/01/37	275	295,683
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	345	335,536
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,290	1,204,030
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	1,005	902,757
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	311,375
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	110	100,990

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	2.963%(ff)	01/25/33	495	$417,262
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	133,117
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,516,314
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	750,451
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	85	82,057
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	239,853
Sub. Notes	3.875	09/10/24	90	87,876

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	300	280,223
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	5.406(ff)	04/19/34	860	850,218
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	798,833
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,095,697
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	357,069
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	228,565
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	173,471
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	485	403,106
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	1,536	1,419,267

Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	1,000	877,607
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	310	307,007
State Street Corp., Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%	9.149(c)	09/15/23(oo)	63	63,023
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A, MTN	5.650	03/09/26	250	250,576
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	397,513
UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	3.127(ff)	06/03/32	405	321,329
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,229,491
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	868,633
				36,501,895
Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	150	146,054

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), (cont’d.)
Gtd. Notes	4.900%	02/01/46	935	$892,750

Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	4.450	05/15/25	890	866,868
				1,905,672
Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	3.000	01/15/52	600	400,487
Sr. Unsec’d. Notes	5.600	03/02/43	495	496,161
				896,648
Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.750	03/01/28	450	420,842
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	150	146,252
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	259,984
				827,078
Chemicals 0.3%
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	150	137,132
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42	20	16,931
Sr. Unsec’d. Notes	9.400	05/15/39	31	41,716

Huntsman International LLC, Sr. Unsec’d. Notes	4.500	05/01/29	1,650	1,510,725
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28	245	239,719
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	200	177,113
Gtd. Notes	5.875	03/27/24	200	196,810
Gtd. Notes	6.500	09/27/28	200	179,074
				2,499,220

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services 0.4%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500%	03/01/28		132	$119,919
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		500	474,321
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	185	190,135
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		1,166	1,153,246
Gtd. Notes, 144A	7.000	10/15/37		20	22,823

Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	65,774
Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	EUR	930	842,699
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56		270	205,160
RELX Capital, Inc. (United Kingdom), Gtd. Notes	4.750	05/20/32		210	204,108
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52		279	205,557
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		55	38,449
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		200	169,586
Gtd. Notes	3.875	02/15/31		62	53,736

Yale University, Unsec’d. Notes, Series 2020	1.482	04/15/30		595	492,132
					4,237,645
Distribution/Wholesale 0.0%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		400	347,477
Diversified Financial Services 0.1%
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		120	105,192
Gtd. Notes, 144A	6.000	01/15/27		400	372,169

OneMain Finance Corp., Gtd. Notes	3.875	09/15/28		350	286,206

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250%	02/15/29	325	$261,454
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	202,222
				1,227,243
Electric 1.3%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	124,536
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	123,352
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	200	181,061
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	127,287
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	186,118
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	137,309
General Ref. Mortgage, Series Z	2.400	09/01/26	170	156,376

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	440	394,346
Commonwealth Edison Co., First Mortgage, Series 123	3.750	08/15/47	754	595,524
Dominion Energy, Inc., Jr. Sub. Notes	3.071	08/15/24	800	772,919
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	622	489,225
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	58,096
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	194,225
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	136,284
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	385	364,544
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.250	07/12/31	1,190	932,150
Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	165,276
Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	300,094

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Florida Power & Light Co., First Mortgage	5.950%	10/01/33	60	$63,518
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	31,960
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	315	261,742
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	218,129
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	280	274,725
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	47,411
Gtd. Notes, 144A	3.375	02/15/29	50	41,073
Gtd. Notes, 144A	3.625	02/15/31	125	97,788
Gtd. Notes, 144A	3.875	02/15/32	250	193,262
Gtd. Notes, 144A	5.250	06/15/29	250	223,262
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	75	70,661
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	129,552
Sr. Unsec’d. Notes	4.150	04/01/48	175	143,588
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	177,506
First Mortgage	4.550	07/01/30	540	488,711

Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	30,256
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	130,290
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	230	191,955
Southern California Edison Co., First Mortgage	5.300	03/01/28	490	490,677
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	250	191,065
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	2.875	07/15/29	1,135	1,009,153
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	200	174,641
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	650	608,308
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27	600	575,176
Sr. Sec’d. Notes, 144A	3.550	07/15/24	645	622,957

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41		105	$92,372
					12,018,460
Electronics 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.750	12/01/24		1,200	1,178,673
Engineering & Construction 0.2%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	253,810
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	263,586
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	172,320
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	192,136
Sr. Sec’d. Notes, 144A	5.500	10/31/46		200	172,666
Sr. Sec’d. Notes, 144A	5.500	07/31/47		400	344,640

TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32		100	85,725
					1,484,883
Entertainment 0.2%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		68	48,683
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		25	24,889
Sr. Sec’d. Notes, 144A	7.000	02/15/30		125	125,609

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		175	175,559
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27		200	198,750
Sr. Sec’d. Notes, 144A	6.500	02/15/25		250	250,000

Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		200	204,327

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050%	03/15/42		265	$222,315
Gtd. Notes	5.141	03/15/52		380	309,871
					1,560,003
Foods 0.2%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		325	282,212
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	700	742,601
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	500	469,522
Kraft Heinz Foods Co., Gtd. Notes	4.375	06/01/46		490	417,520
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	67,039
Gtd. Notes, 144A	4.375	01/31/32		150	133,754

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	100	98,425
					2,211,073
Forest Products & Paper 0.0%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500	08/01/24		310	304,649
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		600	551,868
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47		200	163,760
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27		548	516,387
Sr. Unsec’d. Notes	4.800	02/15/44		40	36,376
Sr. Unsec’d. Notes	5.250	03/30/28		100	100,100

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		740	671,364
					2,039,855

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875%	04/01/29		350	$304,420
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		75	65,101
					369,521
Healthcare-Services 0.8%
Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46		795	668,153
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	2.375	03/01/28	EUR	800	701,415
Duke University Health System, Inc., Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47		95	79,356
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42		45	40,569
Sr. Unsec’d. Notes	4.650	01/15/43		30	27,390
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		130	128,883
Gtd. Notes, MTN	7.750	07/15/36		400	448,252

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	2.200	06/01/30		360	297,391
IHC Health Services, Inc., Sec’d. Notes	4.131	05/15/48		480	448,900
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47		140	122,985
Unsec’d. Notes, Series 2021	2.810	06/01/41		495	363,352

MultiCare Health System, Unsec’d. Notes	2.803	08/15/50		280	169,405
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50		155	109,035
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31		1,155	938,996
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29		190	160,003
Unsec’d. Notes, Series H	2.746	10/01/26		50	45,548
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28		200	192,500
Sr. Sec’d. Notes	4.375	01/15/30		300	270,705

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.200	04/15/63		1,935	1,930,220
					7,143,058

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875%	02/15/30	600	$472,500
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	578,813
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	486,325
Gtd. Notes, 144A	5.875	06/15/27	90	88,550

Toll Brothers Finance Corp., Gtd. Notes(a)	4.350	02/15/28	1,650	1,549,036
				3,175,224
Insurance 0.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	81,219
Gtd. Notes, 144A	3.951	10/15/50	180	131,136
Gtd. Notes, 144A	4.569	02/01/29	350	330,848

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	108,415
Markel Group, Inc., Sr. Unsec’d. Notes	5.000	03/30/43	25	21,682
New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	125,106
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	12,797
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	198,761
Sub. Notes, 144A	6.850	12/16/39	22	24,558
				1,034,522
Leisure Time 0.0%
NCL Corp. Ltd., Gtd. Notes, 144A	5.875	03/15/26	75	70,125
Royal Caribbean Cruises Ltd., Gtd. Notes, 144A	7.250	01/15/30	50	50,677
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	125	114,375
				235,177

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625%	02/15/32	375	$312,700
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	830	807,671
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	526,977

MGM Resorts International, Gtd. Notes	6.750	05/01/25	250	250,636
				1,897,984
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	51,024
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	89	86,209
Xylem, Inc., Sr. Unsec’d. Notes	1.950	01/30/28	975	855,740
				992,973
Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	350	282,746
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	725	655,526
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52	290	188,944
Sr. Sec’d. Notes	5.375	05/01/47	120	99,167
Sr. Sec’d. Notes	6.384	10/23/35	110	107,366
Sr. Sec’d. Notes	6.484	10/23/45	172	161,951
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	19	15,782
Gtd. Notes	5.500	05/15/64	700	709,347

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	255	247,020
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	310	211,001
Gtd. Notes, 144A	5.500	04/15/27	425	353,857
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	300	133,556

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A (original cost $550,396; purchased 02/12/20)(f)	5.375%	08/15/26(d)	550	$18,189
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49	575	477,290
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	100	46,654
Gtd. Notes	7.375	07/01/28	100	53,564
Gtd. Notes	7.750	07/01/26	400	245,313

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	175	171,134
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	140	116,968
				4,295,375
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	280	286,351
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32	200	188,496
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500	07/27/35	95	110,292
				585,139
Miscellaneous Manufacturing 0.1%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	450	422,248
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	935	781,506
				1,203,754
Oil & Gas 0.8%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	225	221,474
Aker BP ASA (Norway), Gtd. Notes, 144A	3.100	07/15/31	450	371,179

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000%	11/01/27		79	$97,910
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		125	123,123

BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)		750	716,250
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		318	287,932
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		125	121,816
Gtd. Notes, 144A	5.875	02/01/29		125	118,696

Civitas Resources, Inc., Sr. Unsec’d. Notes, 144A	8.375	07/01/28		75	75,872
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27		100	99,189
ConocoPhillips Co., Gtd. Notes	3.758	03/15/42		150	126,227
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41		35	32,955
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		68	61,720
Sr. Unsec’d. Notes	8.625	01/19/29		525	525,790

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		400	391,913
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24		100	98,823
Sr. Sec’d. Notes, 144A	4.875	03/30/26		200	185,300
Sr. Sec’d. Notes, 144A	5.375	03/30/28		307	276,361

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35		120	107,583
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		50	45,563
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		125	114,003
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	44,953
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		150	134,421

MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		200	203,072
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	230	248,340
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	180	153,548
Gtd. Notes	5.350	02/12/28		49	40,263

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.490%	01/23/27		61	$54,107
Gtd. Notes	6.500	03/13/27		1,613	1,431,537
Gtd. Notes	6.700	02/16/32		10	7,590
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	216,380
Gtd. Notes, MTN	6.750	09/21/47		133	83,110

Phillips 66 Co., Gtd. Notes	3.550	10/01/26		360	337,937
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27		870	826,453
					7,981,390
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28		336	316,534
Packaging & Containers 0.1%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32		780	671,017
Ball Corp., Gtd. Notes	6.000	06/15/29		250	248,165
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		75	65,453
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		125	111,491
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		25	24,814
					1,120,940
Pharmaceuticals 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25		315	306,370
Sr. Unsec’d. Notes	4.050	11/21/39		180	156,666
Sr. Unsec’d. Notes	4.250	11/21/49		1,145	986,609
Sr. Unsec’d. Notes	4.500	05/14/35		235	223,032
Sr. Unsec’d. Notes	4.550	03/15/35		430	409,344
Sr. Unsec’d. Notes	4.700	05/14/45		250	227,916

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000%	01/30/28	150	$60,750
Gtd. Notes, 144A	5.000	02/15/29	75	30,000
Gtd. Notes, 144A	5.250	01/30/30	50	19,750
Gtd. Notes, 144A	5.250	02/15/31	350	140,000
Gtd. Notes, 144A	6.250	02/15/29	200	82,000
Gtd. Notes, 144A	7.000	01/15/28	250	107,500

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	18	17,484
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.125	06/15/39	70	63,852
Cigna Group (The), Gtd. Notes	4.500	02/25/26	967	947,273
CVS Health Corp.,
Sr. Unsec’d. Notes	3.250	08/15/29	800	717,988
Sr. Unsec’d. Notes	4.300	03/25/28	359	346,203
Sr. Unsec’d. Notes	5.125	07/20/45	357	329,899
Sr. Unsec’d. Notes	5.875	06/01/53	35	35,956

Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	250	188,046
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	800	631,701
Viatris, Inc., Gtd. Notes	4.000	06/22/50	325	214,985
				6,243,324
Pipelines 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	03/01/27	350	337,172
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	10	8,406
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	550,917
Sr. Unsec’d. Notes	4.950	06/15/28	210	204,191
Sr. Unsec’d. Notes	5.000	05/15/50	170	143,646
Sr. Unsec’d. Notes	5.300	04/15/47	500	435,672
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	220	155,067
Gtd. Notes	3.950	01/31/60	55	42,392
Gtd. Notes	4.200	01/31/50	345	289,242

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC, (cont’d.)
Gtd. Notes	4.850%	03/15/44	185	$170,555

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	290,868
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	220	141,740
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	527,674
Sr. Unsec’d. Notes	4.500	04/15/38	175	150,811
Sr. Unsec’d. Notes	4.875	06/01/25	375	368,700
Sr. Unsec’d. Notes	4.950	03/14/52	520	441,839
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,573
Sr. Unsec’d. Notes	5.500	02/15/49	90	82,012
Sr. Unsec’d. Notes	5.650	03/01/53	80	74,774

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	198,030
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	1,000	763,346
Gtd. Notes	4.950	07/13/47	50	41,221

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	155,050
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	251,528
Gtd. Notes, 144A	6.000	12/31/30	125	110,161
Gtd. Notes, 144A	7.500	10/01/25	150	150,498
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	30	26,207
Sr. Sec’d. Notes, 144A	4.125	08/15/31	30	25,829

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	20	16,735
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	220	192,442
Sr. Unsec’d. Notes	5.300	08/15/52	195	180,177
Sr. Unsec’d. Notes	5.400	03/02/26	430	429,629
Sr. Unsec’d. Notes	5.400	03/04/44	175	161,573
				7,135,677
Real Estate 0.0%
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.125	02/01/29	350	290,253

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.6%
Brandywine Operating Partnership LP, Gtd. Notes	4.550%	10/01/29		450	$329,990
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30		345	311,435
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		50	36,688
Gtd. Notes	9.750	06/15/25		25	24,016
Sr. Unsec’d. Notes	4.750	05/01/24		50	46,573
Sr. Unsec’d. Notes	4.750	02/15/28		400	272,501

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26		175	171,408
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31		315	266,013
Gtd. Notes	5.250	12/15/32		950	927,831

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	0.993	10/15/26	EUR	200	164,172
Realty Income Corp., Sr. Unsec’d. Notes	3.400	01/15/28		800	737,821
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31		675	533,547
Ventas Realty LP, Gtd. Notes	2.650	01/15/25		1,750	1,648,126
Welltower OP LLC, Gtd. Notes	4.250	04/01/26		160	154,738
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33		545	410,458
					6,035,317
Retail 0.3%
Advance Auto Parts, Inc., Gtd. Notes	5.900	03/09/26		200	197,608
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31		185	144,361
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250	10/30/25	EUR	1,200	1,243,503
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		170	168,418

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875%	03/01/27	450	$437,237
Tractor Supply Co., Sr. Unsec’d. Notes	5.250	05/15/33	320	317,218
				2,508,345
Semiconductors 0.2%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.419	04/15/33	1,750	1,465,072
Intel Corp., Sr. Unsec’d. Notes	5.900	02/10/63	205	211,418
				1,676,490
Software 0.1%
Fiserv, Inc., Sr. Unsec’d. Notes	5.450	03/02/28	620	623,118
Microsoft Corp., Sr. Unsec’d. Notes	2.525	06/01/50	48	33,206
Oracle Corp., Sr. Unsec’d. Notes	5.550	02/06/53	245	237,377
				893,701
Telecommunications 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	129	100,955
Sr. Unsec’d. Notes	3.500	09/15/53	1,658	1,173,799
Sr. Unsec’d. Notes	3.550	09/15/55	115	80,510
Sr. Unsec’d. Notes	4.500	05/15/35	125	114,852

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	50	61,375
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $33,363; purchased 03/21/23 - 03/22/23)(f)	8.000	04/01/25	85	36,975
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $135,375; purchased 02/10/21)(f)	8.000	12/31/26	150	31,204

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica), (cont’d.)
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $15,750; purchased 03/17/23)(f)	13.000%	12/31/25		25	$17,250
Sr. Sec’d. Notes, 144A (original cost $210,000; purchased 01/05/21)(f)	8.750	05/25/24		200	182,926
Sr. Sec’d. Notes, 144A (original cost $183,969; purchased 01/05/21)(f)	8.750	05/25/24		175	160,632

Digicel Ltd. (Jamaica), Gtd. Notes, 144A (original cost $42,000; purchased 03/15/23)(f)	6.750	12/31/23		200	38,000
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28		200	184,062
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		400	—
Gtd. Notes, 144A^	8.500	10/15/24(d)		25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		25	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30		625	570,312

Matterhorn Telecom SA (Luxembourg), Sr. Sec’d. Notes	3.125	09/15/26	EUR	800	810,548
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		300	362,598
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		1,910	1,587,519
Gtd. Notes	2.625	02/15/29		275	238,795
Gtd. Notes	3.750	04/15/27		75	71,050
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30		5	3,954
Sr. Unsec’d. Notes	3.400	03/22/41		480	370,252
					6,197,568
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28		135	144,805
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37		170	182,724
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		200	174,570

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	20	$19,977
XPO, Inc., Gtd. Notes, 144A	7.125	06/01/31	25	25,206
				547,282
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.550	05/01/28	785	774,246

Total Corporate Bonds (cost $163,864,131)				144,235,073
Floating Rate and Other Loans 0.0%
Media 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	13.064(c)	05/25/26	75	57,988
Second Lien Term loan,	8.025	08/24/26	620	19,116
				77,104
Telecommunications 0.0%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24	342	313,192

Total Floating Rate and Other Loans (cost $605,709)				390,296
Municipal Bonds 0.3%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	33,228
California 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	260,471

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
State of California,
General Obligation Unlimited, BABs	7.300%	10/01/39	210	$253,474
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	18,113
				532,058
Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	182,542
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	100	98,040
				280,582
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	342,857
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	440	383,767
Taxable, Revenue Bonds, Series B	2.437	04/01/40	550	411,615
				1,138,239
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	206,817
New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable, Revenue Bonds, BABs	5.767	08/01/36	180	188,762
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	64,524
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	70	76,606

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511%	12/01/45	80	$83,715
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	64,611

Total Municipal Bonds (cost $2,829,328)				2,669,142
Residential Mortgage-Backed Securities 1.3%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/35	2	1,409
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	3.893(cc)	02/25/35	6	5,327
Bellemeade Re Ltd.,
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	8.750(c)	06/25/30	47	47,391
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.817(c)	03/25/31	61	60,776
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.017(c)	03/25/31	150	152,386
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	7.217(c)	01/26/32	160	158,417
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.767(c)	01/26/32	360	347,989

BVRT Financing Trust^, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%	7.067(c)	09/12/26	354	354,408
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	4.483(cc)	02/25/37	14	13,785
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, 144A	6.170	09/25/62	281	275,467
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	7.300(c)	09/25/31	6	5,910
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	7.250(c)	10/25/39	10	10,069
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.317(c)	03/25/42	105	112,744
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.317(c)	03/25/42	90	93,713

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850%(cc)	09/25/57	194	$181,578
Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	345	333,431
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	369	337,348
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.850(c)	11/25/28	69	68,896
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	8.450(c)	04/25/29	200	202,455
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.767(c)	10/25/33	248	247,912
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.517(c)	04/25/34	240	245,154

Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.067(c)	11/25/41	90	87,587
Fannie Mae REMIC, Series 2014-11, Class VB	4.500	04/25/42	500	485,479
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.067(c)	11/25/50	250	255,000
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.667(c)	11/25/50	637	647,037
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.467(c)	08/25/33	1,120	1,130,500
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	7.000(c)	02/25/50	136	136,075
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	11.150(c)	08/25/50	316	351,285
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	9.867(c)	10/25/50	190	204,672
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.717(c)	01/25/51	100	97,000
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.567(c)	10/25/33	275	275,344
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.117(c)	01/25/34	290	284,942
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.717(c)	01/25/34	80	80,070
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.467(c)	10/25/41	300	298,875
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.067(c)	08/25/33	160	150,400

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.217%(c)	12/25/33	100	$94,500
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.417(c)	09/25/41	100	96,003
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.167(c)	09/25/41	300	285,000
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.417(c)	12/25/41	200	189,750
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.917(c)	01/25/42	410	396,797
Home Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.667(c)	01/25/34	119	118,442
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.867(c)	01/25/34	235	231,591

JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	4.730(cc)	07/25/35	4	3,943
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	6.858	09/25/59	206	203,140
Series 2020-GS01, Class A1, 144A	5.882	10/25/59	254	249,234
Series 2020-SL01, Class A, 144A	2.734	01/25/60	50	49,286
Series 2021-GS01, Class A1, 144A	1.892	10/25/66	129	120,480
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60	91	89,031

Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	35	33,457
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.900(c)	01/25/48	63	61,379
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.967(c)	04/25/34	200	201,971
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	5.800(c)	06/25/57	57	53,369
PMT Credit Risk Transfer Trust, Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.466(c)	03/27/25	874	874,128
PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	9.000(c)	02/25/25	150	149,820
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.917(c)	11/25/31	145	145,136

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Radnor Re Ltd., (cont’d.)
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.767%(c)	11/25/31		300	$298,555

Retiro Mortgage Securities DAC (Spain), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	170	182,948
Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58		298	278,653
Shamrock Residential (Ireland), Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	4.439(c)	06/24/71	EUR	112	120,703
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	5.282(cc)	02/25/34		11	9,854
Towd Point Mortgage Trust, Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	4.604(c)	02/25/57		79	78,933

Total Residential Mortgage-Backed Securities (cost $12,473,599)					12,356,934
Sovereign Bonds 0.7%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27		485	458,805
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	166,128
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375	09/23/50	EUR	164	97,111
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375	09/18/37		100	95,211
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29		440	412,056
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	188,068
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	80,803
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	315	315,577
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	376,268
Sr. Unsec’d. Notes	3.500	01/11/28		370	347,589

Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		200	198,064
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	213,564

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%	06/22/26		100	$92,715
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	2.875	10/17/29		2,000	1,740,540
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	98	84,487
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	400	437,798
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	581	488,120
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	497	485,371
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	198,734
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/26(d)		300	74,511
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	200	46,507
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		640	156,563

Total Sovereign Bonds (cost $8,317,106)					6,754,590
U.S. Government Agency Obligations 6.0%
Federal Home Loan Bank	5.500	07/15/36		135	152,791
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,462	1,247,246
Federal Home Loan Mortgage Corp.	3.000	01/01/52		2,016	1,780,963
Federal Home Loan Mortgage Corp.	3.000	02/01/52		1,865	1,643,692
Federal Home Loan Mortgage Corp.	3.500	03/01/52		917	836,075
Federal Home Loan Mortgage Corp.	4.000	07/01/52		497	467,070
Federal Home Loan Mortgage Corp.	4.000	10/01/52		2,979	2,795,919
Federal Home Loan Mortgage Corp.	4.500	10/01/39		62	61,351
Federal Home Loan Mortgage Corp.	4.500	07/01/52		1,477	1,420,658
Federal Home Loan Mortgage Corp.	4.500	08/01/52		1,061	1,020,084
Federal Home Loan Mortgage Corp.	4.500	10/01/52		498	478,610
Federal Home Loan Mortgage Corp.	5.000	04/01/34		6	5,974
Federal Home Loan Mortgage Corp.	5.000	05/01/34		12	12,130
Federal Home Loan Mortgage Corp.	5.000	10/01/35		19	18,656
Federal Home Loan Mortgage Corp.	5.000	11/01/41		131	131,523
Federal Home Loan Mortgage Corp.	5.000	09/01/52		1,621	1,589,321
Federal Home Loan Mortgage Corp.	5.000	10/01/52		1,467	1,438,014
Federal Home Loan Mortgage Corp.	5.500	12/01/33		12	12,484
Federal Home Loan Mortgage Corp.	5.500	05/01/34		3	2,953
Federal Home Loan Mortgage Corp.	5.500	07/01/34		27	28,015
Federal Home Loan Mortgage Corp.	5.500	05/01/37		5	4,637
Federal Home Loan Mortgage Corp.	5.500	10/01/37		9	8,908
Federal Home Loan Mortgage Corp.	5.500	12/01/52		391	389,246
Federal Home Loan Mortgage Corp.	6.000	01/01/34		12	12,562
Federal Home Loan Mortgage Corp.	7.000	10/01/31		—(r)	421

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	7.000%	05/01/32	3	$3,425
Federal National Mortgage Assoc.	1.500	02/01/51	1,038	804,449
Federal National Mortgage Assoc.	2.000	TBA	500	408,301
Federal National Mortgage Assoc.	2.000	11/01/50	2,951	2,427,531
Federal National Mortgage Assoc.	2.000	12/01/50	1,301	1,069,596
Federal National Mortgage Assoc.	2.000	05/01/51	547	448,140
Federal National Mortgage Assoc.	2.000	08/01/51	1,243	1,016,522
Federal National Mortgage Assoc.	2.000	11/01/51	3,047	2,489,213
Federal National Mortgage Assoc.	2.500	TBA	4,000	3,391,562
Federal National Mortgage Assoc.	3.000	12/01/51	904	798,785
Federal National Mortgage Assoc.	3.000	02/01/52	455	401,146
Federal National Mortgage Assoc.	3.000	03/01/52	2,775	2,443,019
Federal National Mortgage Assoc.	3.500	01/01/52	423	385,907
Federal National Mortgage Assoc.	3.500	02/01/52	1,331	1,214,104
Federal National Mortgage Assoc.	4.000	TBA	500	469,199
Federal National Mortgage Assoc.	4.000	04/01/52	1,359	1,276,065
Federal National Mortgage Assoc.	4.000	05/01/52	2,581	2,423,354
Federal National Mortgage Assoc.	4.000	12/01/52	497	466,781
Federal National Mortgage Assoc.	4.500	09/01/39	49	48,083
Federal National Mortgage Assoc.	4.500	08/01/40	42	41,401
Federal National Mortgage Assoc.	4.500	02/01/44	59	58,248
Federal National Mortgage Assoc.	4.500	08/01/44	131	128,091
Federal National Mortgage Assoc.	4.500	01/01/45	109	107,064
Federal National Mortgage Assoc.	4.500	05/01/52	470	453,823
Federal National Mortgage Assoc.	4.500	06/01/52	953	916,911
Federal National Mortgage Assoc.	4.500	07/01/52	983	945,375
Federal National Mortgage Assoc.	4.500	08/01/52	1,006	967,569
Federal National Mortgage Assoc.	4.500	10/01/52	989	950,713
Federal National Mortgage Assoc.	5.000	07/01/35	11	11,074
Federal National Mortgage Assoc.	5.000	02/01/36	25	24,954
Federal National Mortgage Assoc.	5.000	06/01/52	460	451,235
Federal National Mortgage Assoc.	5.000	07/01/52	2,368	2,322,388
Federal National Mortgage Assoc.	5.000	09/01/52	1,325	1,298,855
Federal National Mortgage Assoc.	5.500	06/01/33	5	4,969
Federal National Mortgage Assoc.	5.500	08/01/33	10	9,932
Federal National Mortgage Assoc.	5.500	09/01/33	13	13,562
Federal National Mortgage Assoc.	5.500	09/01/33	27	27,994
Federal National Mortgage Assoc.	5.500	01/01/34	11	10,862
Federal National Mortgage Assoc.	5.500	01/01/34	11	11,195
Federal National Mortgage Assoc.	5.500	07/01/34	20	19,956
Federal National Mortgage Assoc.	5.500	08/01/52	307	306,422
Federal National Mortgage Assoc.	5.500	11/01/52	1,816	1,809,278
Federal National Mortgage Assoc.	6.000	01/01/34	4	3,884
Federal National Mortgage Assoc.	6.000	01/01/34	65	67,025

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.000%	02/01/34	6	$5,708
Federal National Mortgage Assoc.	6.000	10/01/34	1	951
Federal National Mortgage Assoc.	6.000	10/01/34	4	4,208
Federal National Mortgage Assoc.	6.000	11/01/34	9	8,978
Federal National Mortgage Assoc.	6.000	11/01/34	15	14,856
Federal National Mortgage Assoc.	6.000	11/01/34	23	23,695
Federal National Mortgage Assoc.	6.000	01/01/35	38	38,066
Federal National Mortgage Assoc.	6.000	02/01/35	27	27,502
Federal National Mortgage Assoc.	6.000	08/01/36	9	9,587
Federal National Mortgage Assoc.	6.000	08/01/38	3	2,641
Federal National Mortgage Assoc.	6.000	11/01/52	1,033	1,042,357
Federal National Mortgage Assoc.	6.000	12/01/52	223	225,727
Federal National Mortgage Assoc.	6.500	05/01/24	2	1,832
Federal National Mortgage Assoc.	6.500	07/01/29	2	2,471
Federal National Mortgage Assoc.	6.500	07/01/32	8	8,423
Federal National Mortgage Assoc.	6.500	04/01/33	5	5,243
Federal National Mortgage Assoc.	6.500	01/01/34	4	3,980
Federal National Mortgage Assoc.	6.500	10/01/36	10	10,803
Federal National Mortgage Assoc.	6.500	09/01/37	35	37,188
Federal National Mortgage Assoc.	6.500	10/01/37	34	34,353
Federal National Mortgage Assoc.	6.500	06/01/53	350	357,027
Federal National Mortgage Assoc.(k)	6.625	11/15/30	200	231,685
Federal National Mortgage Assoc.	7.000	06/01/32	5	5,153
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452	528,184
Federal National Mortgage Assoc.	7.500	09/01/30	—(r)	435
Federal National Mortgage Assoc.	8.000	12/01/23	—(r)	—
Federal National Mortgage Assoc.	8.500	02/01/28	1	626
Government National Mortgage Assoc.	3.000	09/20/43	95	86,844
Government National Mortgage Assoc.	3.000	01/20/44	29	26,892
Government National Mortgage Assoc.	3.000	03/15/45	59	53,483
Government National Mortgage Assoc.	3.000	05/20/45	91	82,726
Government National Mortgage Assoc.	3.000	08/20/45	169	153,760
Government National Mortgage Assoc.	3.000	06/20/46	181	164,160
Government National Mortgage Assoc.	3.000	03/20/47	102	92,208
Government National Mortgage Assoc.	3.000	12/20/48	483	437,488
Government National Mortgage Assoc.	3.000	06/20/51	592	531,096
Government National Mortgage Assoc.	3.000	08/20/51	1,856	1,664,763
Government National Mortgage Assoc.	3.500	TBA	1,500	1,384,395
Government National Mortgage Assoc.	5.000	10/20/37	8	8,140
Government National Mortgage Assoc.	5.000	04/20/45	48	48,267
Government National Mortgage Assoc.	5.500	07/15/33	9	8,592
Government National Mortgage Assoc.	5.500	12/15/33	4	3,645
Government National Mortgage Assoc.	5.500	09/15/34	81	81,174
Government National Mortgage Assoc.	5.500	01/15/36	29	29,261

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	5.500%	02/15/36	63	$63,049
Government National Mortgage Assoc.	6.500	12/15/23	—(r)	43
Government National Mortgage Assoc.	6.500	12/15/23	—(r)	169
Government National Mortgage Assoc.	6.500	04/15/24	2	2,451
Government National Mortgage Assoc.	6.500	07/15/32	1	1,076
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	188
Government National Mortgage Assoc.	6.500	08/15/32	1	590
Government National Mortgage Assoc.	6.500	08/15/32	1	1,009
Government National Mortgage Assoc.	6.500	08/15/32	6	6,021
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	135
Government National Mortgage Assoc.	7.000	05/15/31	3	2,834
Government National Mortgage Assoc.	7.500	04/15/29	—(r)	435
Government National Mortgage Assoc.	8.000	06/15/25	3	3,263
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	104,640

Total U.S. Government Agency Obligations (cost $58,075,150)				56,181,741
U.S. Treasury Obligations 3.5%
U.S. Treasury Bonds	2.000	11/15/41	8,950	6,553,078
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	22,655	17,451,430
U.S. Treasury Bonds	2.875	05/15/43	1,380	1,153,809
U.S. Treasury Bonds	2.875	05/15/52	760	630,088
U.S. Treasury Bonds	3.000	02/15/49	2,475	2,093,695
U.S. Treasury Bonds	3.625	02/15/53	695	667,526
U.S. Treasury Bonds	4.000	11/15/42	160	159,075
U.S. Treasury Bonds	4.000	11/15/52	525	539,602
U.S. Treasury Strips Coupon	1.467(s)	11/15/41	210	97,699
U.S. Treasury Strips Coupon	2.052(s)	11/15/43	6,350	2,710,656
U.S. Treasury Strips Coupon(k)	2.374(s)	05/15/43	550	239,852
U.S. Treasury Strips Coupon	2.415(s)	11/15/40	500	244,961
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	90	36,773
U.S. Treasury Strips Coupon	2.732(s)	08/15/30	286	215,360
U.S. Treasury Strips Coupon	4.002(s)	05/15/41	30	14,321
U.S. Treasury Strips Coupon	4.018(s)	11/15/42	100	44,637

Total U.S. Treasury Obligations (cost $42,986,575)				32,852,562

Total Long-Term Investments (cost $821,691,493)				921,693,790

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 2.4%
Affiliated Mutual Funds 2.4%
PGIM Core Government Money Market Fund(wi)	18,606,390	$18,606,390
PGIM Institutional Money Market Fund (cost $3,143,653; includes $3,133,986 of cash collateral for securities on loan)(b)(wi)	3,145,855	3,143,653

Total Affiliated Mutual Funds (cost $21,750,043)		21,750,043

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.0%
U.S. Treasury Bills (cost $178,140)	5.027%	09/14/23	180	178,119

Total Short-Term Investments (cost $21,928,183)				21,928,162

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost $843,619,676)				943,621,952

Options Written*~ (0.0)%
(premiums received $7,617)	(1,024)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.9% (cost $843,612,059)	943,620,928
Liabilities in excess of other assets(z) (0.9)%	(8,132,702)

Net Assets 100.0%	$935,488,226

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ADR—American Depositary Receipt
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CVA—Certificate Van Aandelen (Bearer)
CVR—Contingent Value Rights
DAC—Designated Activity Company
DB—Deutsche Bank AG
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S&P—Standard & Poor’s

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $360,851 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,086,612; cash collateral of $3,133,986 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,175,428. The aggregate value of $488,591 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $885,899)	3.000%	TBA	07/13/23	$(1,000)	$(880,039)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
FNMA TBA 5.00%	Put	BOA	07/06/23	$97.27		—		1,500	$(988)
(premiums received $7,617)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA ^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	4,500	$(36)
(premiums received $0)
Total Options Written (premiums received $7,617)								$(1,024)
Futures contracts outstanding at June 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
346	10 Year U.S. Treasury Notes	Sep. 2023	$38,843,908	$(723,107)
85	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	11,578,594	71,386
21	Mini MSCI EAFE Index	Sep. 2023	2,263,275	17,940
21	Mini MSCI Emerging Markets Index	Sep. 2023	1,047,795	(10,095)
3	S&P 500 E-Mini Index	Sep. 2023	673,237	20,809
				(623,067)
Short Positions:
45	2 Year U.S. Treasury Notes	Sep. 2023	9,150,469	90,813
22	5 Year Euro-Bobl	Sep. 2023	2,777,781	37,996
41	5 Year U.S. Treasury Notes	Sep. 2023	4,390,844	28,440
15	10 Year Euro-Bund	Sep. 2023	2,189,056	24,142
62	10 Year U.S. Ultra Treasury Notes	Sep. 2023	7,343,125	119,669
58	20 Year U.S. Treasury Bonds	Sep. 2023	7,360,562	7,799
6	Euro Schatz Index	Sep. 2023	686,474	5,828
				314,687
				$(308,380)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/23	CITI	AUD	170	$110,280	$113,311	$3,031	$—
Expiring 07/19/23	TD	AUD	166	109,000	110,954	1,954	—
Brazilian Real,
Expiring 07/05/23	CITI	BRL	1,601	318,689	334,056	15,367	—
Expiring 08/02/23	CITI	BRL	1,601	331,665	332,324	659	—
Chinese Renminbi,
Expiring 08/23/23	BNP	CNH	810	112,000	111,877	—	(123)
Expiring 08/23/23	BOA	CNH	2,790	387,000	385,450	—	(1,550)
Expiring 08/23/23	GSI	CNH	2,754	385,000	380,491	—	(4,509)
Expiring 08/23/23	HSBC	CNH	2,922	412,000	403,607	—	(8,393)
Expiring 08/23/23	JPM	CNH	2,789	390,000	385,348	—	(4,652)
Expiring 08/23/23	JPM	CNH	804	110,999	111,063	64	—
Expiring 08/23/23	MSI	CNH	4,463	627,000	616,584	—	(10,416)
Expiring 08/23/23	SSB	CNH	987	138,000	136,389	—	(1,611)
Expiring 08/23/23	SSB	CNH	778	110,000	107,505	—	(2,495)
Colombian Peso,
Expiring 09/20/23	BARC	COP	2,573,239	604,677	603,284	—	(1,393)
Expiring 09/20/23	CITI	COP	2,048,772	451,970	480,325	28,355	—
Expiring 09/20/23	DB	COP	2,016,913	453,749	472,856	19,107	—
Expiring 09/20/23	DB	COP	833,647	184,000	195,445	11,445	—
Euro,
Expiring 07/19/23	BOA	EUR	206	222,876	225,007	2,131	—
Expiring 07/19/23	BOA	EUR	203	219,000	221,602	2,602	—
Expiring 07/19/23	JPM	EUR	224	245,528	244,776	—	(752)
Hungarian Forint,
Expiring 07/19/23	BOA	HUF	39,265	113,681	114,392	711	—
Expiring 07/19/23	HSBC	HUF	187,770	526,630	547,031	20,401	—
Expiring 07/19/23	JPM	HUF	127,821	361,196	372,381	11,185	—
Expiring 07/19/23	JPM	HUF	125,242	357,733	364,869	7,136	—
Expiring 07/19/23	TD	HUF	198,971	571,837	579,662	7,825	—
Indian Rupee,
Expiring 09/20/23	JPM	INR	56,021	681,000	680,730	—	(270)
Indonesian Rupiah,
Expiring 09/20/23	MSI	IDR	24,993,964	1,680,549	1,659,589	—	(20,960)
Israeli Shekel,
Expiring 09/20/23	CITI	ILS	722	198,504	195,483	—	(3,021)
Mexican Peso,
Expiring 09/20/23	BARC	MXN	7,774	437,712	447,179	9,467	—
New Taiwanese Dollar,
Expiring 09/20/23	SCB	TWD	37,451	1,228,544	1,205,563	—	(22,981)
New Zealand Dollar,
Expiring 07/19/23	BOA	NZD	330	205,623	202,653	—	(2,970)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/19/23	TD	NZD	208	$127,000	$127,568	$568	$—
Expiring 07/19/23	TD	NZD	178	108,000	109,212	1,212	—
Peruvian Nuevo Sol,
Expiring 09/20/23	DB	PEN	794	215,658	217,479	1,821	—
Philippine Peso,
Expiring 09/20/23	JPM	PHP	4,321	76,974	78,013	1,039	—
Polish Zloty,
Expiring 07/19/23	JPM	PLN	1,027	246,000	252,273	6,273	—
Expiring 07/19/23	TD	PLN	1,045	250,000	256,814	6,814	—
South African Rand,
Expiring 09/20/23	MSI	ZAR	4,823	241,595	254,154	12,559	—
South Korean Won,
Expiring 09/20/23	GSI	KRW	572,696	448,000	436,558	—	(11,442)
				$13,999,669	$14,073,857	171,726	(97,538)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/23	MSI	AUD	893	$601,570	$595,445	$6,125	$—
Brazilian Real,
Expiring 07/05/23	CITI	BRL	1,601	333,409	334,056	—	(647)
British Pound,
Expiring 07/19/23	HSBC	GBP	2,232	2,798,458	2,835,339	—	(36,881)
Chilean Peso,
Expiring 09/20/23	HSBC	CLP	618,353	759,320	763,764	—	(4,444)
Expiring 09/20/23	HSBC	CLP	509,281	623,107	629,043	—	(5,936)
Chinese Renminbi,
Expiring 08/23/23	MSI	CNH	27,811	3,984,370	3,842,131	142,239	—
Euro,
Expiring 07/19/23	BARC	EUR	205	222,817	224,333	—	(1,516)
Expiring 07/19/23	BNP	EUR	5,697	6,328,517	6,222,182	106,335	—
Expiring 07/19/23	BNYM	EUR	5,638	6,207,823	6,158,474	49,349	—
Expiring 07/19/23	MSI	EUR	5,594	6,135,702	6,109,929	25,773	—
Expiring 07/19/23	SSB	EUR	147	157,373	160,451	—	(3,078)
Hungarian Forint,
Expiring 07/19/23	MSI	HUF	89,746	259,000	261,458	—	(2,458)
Expiring 07/19/23	UAG	HUF	43,912	124,330	127,928	—	(3,598)
Expiring 07/19/23	UAG	HUF	39,536	112,670	115,180	—	(2,510)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 09/20/23	BOA	INR	86,832	$1,048,032	$1,055,132	$—	$(7,100)
Expiring 09/20/23	SCB	INR	58,036	701,000	705,225	—	(4,225)
Indonesian Rupiah,
Expiring 09/20/23	CITI	IDR	9,112,119	606,000	605,041	959	—
Israeli Shekel,
Expiring 09/20/23	CITI	ILS	498	138,000	134,896	3,104	—
New Taiwanese Dollar,
Expiring 09/20/23	HSBC	TWD	19,278	626,000	620,559	5,441	—
New Zealand Dollar,
Expiring 07/19/23	MSI	NZD	301	187,157	184,433	2,724	—
Polish Zloty,
Expiring 07/19/23	CITI	PLN	2,490	588,410	611,785	—	(23,375)
Expiring 07/19/23	MSI	PLN	2,208	517,518	542,527	—	(25,009)
Singapore Dollar,
Expiring 09/20/23	GSI	SGD	3,641	2,711,746	2,700,452	11,294	—
South African Rand,
Expiring 09/20/23	MSI	ZAR	4,629	235,000	243,917	—	(8,917)
South Korean Won,
Expiring 09/20/23	JPM	KRW	4,372,338	3,373,639	3,332,972	40,667	—
Thai Baht,
Expiring 09/20/23	JPM	THB	28,557	830,999	811,901	19,098	—
Expiring 09/20/23	JPM	THB	11,753	336,000	334,140	1,860	—
				$40,547,967	$40,262,693	414,968	(129,694)
						$586,694	$(227,232)
Cross currency exchange contracts outstanding at June 30, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/19/23	Buy	EUR	216	HUF	81,694	$—	$(1,742)	HSBC
07/19/23	Buy	EUR	217	HUF	81,827	—	(1,147)	GSI
07/19/23	Buy	EUR	225	HUF	84,718	—	(940)	BOA
07/19/23	Buy	EUR	237	CZK	5,617	1,058	—	MSI
07/19/23	Buy	EUR	377	HUF	146,515	—	(14,949)	BOA
07/19/23	Buy	JPY	29,846	EUR	205	—	(16,450)	BOA
07/19/23	Buy	PLN	1,267	EUR	272	13,701	—	BOA
						$14,759	$(35,228)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	07/14/23	0.500%(M)	2,161	*	$1,409	$(28)	$1,437	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	685	$(12,995)	$(23,240)	$10,245	BARC
United Mexican States	12/20/24	1.000%(Q)		400	(4,236)	(1,403)	(2,833)	BARC
					$(17,231)	$(24,643)	$7,412

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	3.828%	$(15,575)	$(6,156)	$(9,419)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	11,880	$(121,927)	$(181,364)	$(59,437)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at June 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	928	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.929%	$(34,697)	$148,340	$183,037
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.929%	(8,272)	53,807	62,079
	4,452	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(3,917)	(3,917)
	5,724	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.090%	—	12,882	12,882
	12,993	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.090%	—	23,634	23,634
					$(42,969)	$234,746	$277,715

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Balanced Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Total return swap agreements outstanding at June 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -50bps(T)/ 4.580%	GSI	09/20/23	(6,379)	$(147,253)	$—	$(147,253)
U.S. Treasury Bond(T)	1 Day USOIS +16bps(T)/ 5.240%	GSI	08/01/23	5,970	(172,915)	—	(172,915)
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 5.210%	JPM	08/02/23	4,570	(165,757)	—	(165,757)
					$(485,925)	$—	$(485,925)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).